                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09032

                           STI Classic Variable Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

      101 Federal Street Boston, Massachusetts                  02110
      ----------------------------------------                ----------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
           -----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 614-470-8000

                         Date of fiscal year end: 12/31

                       Date of reporting period: 06/30/06


ITEM 1. REPORTS TO STOCKHOLDERS.

                            2006 SEMI-ANNUAL REPORT

                           STI CLASSIC VARIABLE TRUST

                       (STI CLASSIC VARIABLE TRUST LOGO)

                                                                   June 30, 2006

TABLE OF CONTENTS

STI CLASSIC VARIABLE TRUST June 30, 2006

Letter to Shareholders.....................................................    1
Industry Allocation........................................................    3
Schedules of Portfolio Investments.........................................    6
Statements of Assets and Liabilities.......................................   22
Statements of Operations...................................................   23
Statements of Changes in Net Assets........................................   24
Financial Highlights.......................................................   27
Notes to Financial Statements..............................................   30
Trustees and Officers of the STI Classic Variable Trust....................   37
Additional Information.....................................................   39

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

The following information and opinions are for general information only. STI Classic Variable Trust and Trusco Capital Management, Inc. do not assume liability for any loss which may result from the reliance by any person upon such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security, or as offering individual or personalized investment advice.

THIS MATERIAL IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AN INVESTOR SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING OR SENDING MONEY. THIS AND OTHER IMPORTANT INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST CAN BE FOUND IN THE FUND'S PROSPECTUS. TO OBTAIN MORE INFORMATION, CALL 1-888-STI-FUND. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

STI Classic Variable Trust is distributed by BISYS Fund Services Limited Partnership, which is not affiliated with Trusco Capital Management, Inc.

LETTER TO SHAREHOLDERS

STI CLASSIC VARIABLE TRUST June 30, 2006

Dear STI Classic Variable Trust Shareholders,

We are halfway through 2006, and we would like to take this time to report on our activities in the STI Classic Variable Trust and provide some of our thoughts on the future course of the economy and the markets this year. Before doing that, we wish to thank you for your confidence and support in choosing the STI Classic Variable Trust to help grow your investments. We greatly value the opportunity to serve you, and strive to earn your business every day.

The economy and markets entered a new phase in the first half of 2006 that is likely to dominate for much of the year. We began with an economic rebound/recovery following the hurricane related devastation that stifled fourth quarter growth. Production, investment, and employment all improved, earnings growth remained strong, and the equity markets moved higher. But, in the second quarter, the burst from the economic rebound began to fade, inflation pressures continued to build, a global chorus of anti-inflation rhetoric grew louder, energy prices resumed their upward march, geopolitical tensions escalated, and stock prices began to slide under the weight of slowing momentum and rising restraint. We characterize the current economic expansion as being at an inflection point between above-average growth and below-average growth, which we believe will continue to cause investors to reassess earnings assumptions and risks.

Like the economy, the equity markets advanced early in 2006 but retreated in the second quarter as the pressures and risks mentioned earlier intensified. The S&P 500 generated a modest 2.7% on a total return basis for the entire six months ending June 30, but that calendar assessment tends to hide early strength and subsequent weakness of the index. The S&P 500 rose 6.9% through early May, but then lost over 6% by mid-June as interest rate fears intensified and economic momentum ebbed, particularly in the housing market. Sector performance during the correction had a more defensive tone, with relative outperformance by Utilities, Healthcare, and Consumer Staples stocks. Small Cap stocks, as measured by the Russell 2000, outperformed the Large Cap S&P 500 in the first half of the year on a point-to-point basis, but Small Caps experienced a more severe correction during May and June, losing nearly 13%. International stocks, as measured by the MSCI EAFE, also declined sharply in the correction but generated a 10.2% return through the first half.

Bond yields trended higher in the first half of the year, with the yield on the 10-year Treasury note rising nearly three-quarter's of 1% to 5.14% by the end of June. Not surprisingly, the Lehman U.S. Aggregate Index lost 0.7% in the first half. The Treasury sector bore the brunt of the sell-off in the first quarter, but performed relatively well as the economy showed evidence of slowing and risks intensified. TIPS (Treasury Inflation Protection Securities) in particular benefited from a shift to both quality and inflation protection. The High Yield (noninvestment grade bonds) market generally fared well in the first half of the year, reflecting the persistent growth in the economy and ample available credit.

Our outlook is more cautious for the remainder of the year, as we thought it would be going into 2006, but we are not necessarily pessimistic on the prospects for the economy or the equity markets. We believe a period of below-average economic growth is likely given the length of the current expansion, the fading of previous stimulus, and the increasing restraint from higher interest rates, a flat yield curve, and record oil prices. However, we continue to think that the odds of an outright recession, while admittedly higher, are still fairly low. Excesses, such as inflated inventories, are largely absent, credit remains accessible based on current spreads, and the Fed appears to be near the end of its current tightening phase. Core inflation is likely to move moderately higher and be a source of near-term concern but we do not look for a further significant rise.

In this projected environment, we believe corporate balance sheet quality and earnings sustainability should be rewarded. This more discriminating climate meshes very well with Trusco's quality oriented investing approaches for both stocks and bonds, and we are confident that our fundamental, company-specific research combined with our focus on quality can add value to our client portfolios.

We would like to close this letter as we began it, with a note of thanks to you our valued clients. Investing is our passion at Trusco Capital Management, and we work diligently to provide superior portfolio management as well as the highest level of client service.

Sincerely,


/s/ David H. Eidson                     /s/ Robert J. Rhodes
-------------------------------------   ----------------------------------------
David H. Eidson,                        Robert J. Rhodes, CFA
Chairman and CEO                        Executive Vice President

INDUSTRY ALLOCATION (AS A PERCENTAGE OF TOTAL INVESTMENTS)

STI CLASSIC VARIABLE TRUST June 30, 2006
(Unaudited)

CAPITAL APPRECIATION FUND

Information Technology                19.3%
Financials                            17.1%
Consumer Discretionary                16.6%
Industrials                           14.7%
Health Care                           13.8%
Short-Term Investment                  6.7%
Energy                                 6.3%
Consumer Staples                       3.4%
Telecommunications Services            2.1%

INTERNATIONAL EQUITY FUND

Financials                            28.8%
Industrials                           11.1%
Consumer Discretionary                10.8%
Materials                              9.3%
Energy                                 7.8%
Health Care                            7.5%
Telecommunication Services             5.9%
Information Technology                 5.5%
Consumer Staples                       4.8%
Utilities                              4.7%
Short-Term Investment                  3.8%

INVESTMENT GRADE BOND FUND

U.S. Treasury Obligations             36.2%
Short-Term Investment                 23.8%
Corporate Bonds                       16.6%
U.S. Government Agencies              14.0%
Foreign Government Bonds               3.2%
Asset Backed Securities                2.9%
Collateralized Mortgage Obligations    2.8%
Money Market Funds                     0.5%

LARGE CAP RELATIVE VALUE FUND

Financials                            24.9%
Health Care                           12.5%
Information Technology                11.3%
Consumer Staples                      10.6%
Industrials                           10.1%
Energy                                 9.3%
Consumer Discretionary                 7.4%
Utilities                              3.9%
Telecommunication Services             3.5%
Materials                              3.4%
Money Market Funds                     3.1%

The Industry Allocation percentages are as of June 30, 2006 and subject to change.

INDUSTRY ALLOCATION (AS A PERCENTAGE OF TOTAL INVESTMENTS)

STI CLASSIC VARIABLE TRUST June 30,2006
(Unaudited)

LARGE CAP VALUE EQUITY FUND

Financials                            26.1%
Industrials                           16.3%
Energy                                11.3%
Health Care                            8.6%
Consumer Discretionary                 7.4%
Consumer Staples                       6.9%
Utilities                              5.2%
Telecommunication Services             5.0%
Information Technology                 4.2%
Materials                              4.1%
Short-Term Investment                  3.2%
Money Market Funds                     1.7%

MID-CAP EQUITY FUND

Financials                            18.7%
Consumer Discretionary                14.4%
Industrials                           13.8%
Information Technology                11.7%
Energy                                 8.6%
Health Care                            8.5%
Utilities                              6.5%
Money Market Funds                     5.3%
Consumer Staples                       4.6%
Materials                              3.6%
Short-Term Investment                  3.5%
Telecommunication Services             0.8%

SMALL CAP VALUE EQUITY FUND

Industrials                           28.9%
Consumer Discretionary                19.3%
Financials                            14.2%
Materials                              8.5%
Information Technology                 7.2%
Energy                                 4.7%
Short-Term Investment                  4.7%
Health Care                            4.5%
Money Market Funds                     3.1%
Consumer Staples                       2.5%
Utilities                              2.4%

The Industry Allocation percentages are as of June 30, 2006 and subject to change.

                     This page is intentionally left blank.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CAPITAL APPRECIATION FUND

                                                              Shares    Value($)
                                                            ---------   --------
COMMON STOCKS (99.6%)
CONSUMER DISCRETIONARY (17.7%)
Advance Auto Parts, Inc.                                        1,067        31
Bed Bath & Beyond, Inc. *                                       9,500       315
Dow Jones & Co., Inc.                                           9,600       336
Family Dollar Stores, Inc.                                     13,900       340
Home Depot, Inc. (The)                                         12,000       429
International Game Technology                                  14,200       539
Lowe's Cos., Inc.                                              15,000       910
Marriott International, Inc., Cl A                             10,200       389
New York Times Co. (The), Cl A (b)                             10,800       265
Newell Rubbermaid, Inc.                                        22,500       581
NIKE, Inc., Cl B                                                5,500       446
Time Warner, Inc.                                              21,600       374
TJX Cos., Inc. (The)                                           18,500       423
Univision Communications, Inc., Cl A * (b)                     16,400       549
Walt Disney Co. (The)                                          12,300       369
Whirlpool Corp.                                                 6,300       521
YUM! Brands, Inc.                                              12,900       648
                                                                        -------
                                                                          7,465
                                                                        -------
CONSUMER STAPLES (3.6%)
Anheuser-Busch Cos., Inc.                                       9,300       424
Colgate-Palmolive Co.                                           7,400       444
Comcast Corp., Cl A *                                           9,000       295
Wal-Mart Stores, Inc.                                           7,500       361
                                                                        -------
                                                                          1,524
                                                                        -------
ENERGY (6.7%)
Anadarko Petroleum Corp.                                       10,600       506
BJ Services Co.                                                 9,800       365
Exxon Mobil Corp.                                              25,500     1,564
Noble Corp.                                                     5,200       387
                                                                        -------
                                                                          2,822
                                                                        -------
FINANCIALS (18.3%)
Ambac Financial Group, Inc.                                     5,500       446
American Express Co.                                           11,200       596
Capital One Financial Corp. (b)                                 5,300       453
Chubb Corp. (The)                                              21,700     1,083
Genworth Financial, Inc., Cl A                                 19,500       679
Goldman Sachs Group, Inc. (The)                                 5,100       767
JPMorgan Chase & Co.                                           16,000       672
Merrill Lynch & Co., Inc.                                       8,800       612
MGIC Investment Corp.                                          13,200       858
Morgan Stanley                                                  9,600       607
SLM Corp.                                                      11,000       582
Wells Fargo & Co.                                               5,000       335
                                                                        -------
                                                                          7,690
                                                                        -------
HEALTH CARE (14.7%)
AmerisourceBergen Corp.                                        11,700       490
Baxter International, Inc.                                     29,500     1,085

                                                              Shares    Value($)
                                                            ---------   --------
HEALTH CARE-CONTINUED
Becton, Dickinson & Co.                                        14,200       869
Forest Laboratories, Inc. *                                    17,400       673
Health Management Associates, Inc., Cl A                       24,800       489
Pfizer, Inc.                                                   24,000       563
Quest Diagnostics, Inc. (b)                                    11,700       701
Schering-Plough Corp.                                          26,400       502
Universal Health Services, Inc., Cl B                          11,200       563
Vertex Pharmaceuticals, Inc. *                                  6,900       253
                                                                        -------
                                                                          6,188
                                                                        -------
INDUSTRIALS (15.7%)
Danaher Corp.                                                   7,100       457
Emerson Electric Co.                                            8,100       679
General Electric Co.                                           22,600       745
Honeywell International, Inc.                                  18,100       729
Illinois Tool Works, Inc.                                      16,200       770
Raytheon Co.                                                   24,800     1,105
Union Pacific Corp.                                             7,100       660
United Parcel Service, Inc., Cl B                               9,100       749
Waste Management, Inc.                                         19,500       700
                                                                        -------
                                                                          6,594
                                                                        -------
INFORMATION TECHNOLOGY (20.7%)
Analog Devices, Inc.                                            8,800       283
CheckFree Corp. * (b)                                          22,500     1,116
Cisco Systems, Inc. *                                          26,700       521
Comverse Technology, Inc. *                                    26,700       528
Global Payments, Inc.                                           9,400       456
International Business Machines Corp.                          11,000       845
Intersil Corp., Cl A                                           15,800       367
LSI Logic Corp. *                                              28,000       251
Maxim Integrated Products, Inc.                                24,200       777
Microsoft Corp.                                                37,200       867
Oracle Corp. *                                                 29,700       430
Paychex, Inc.                                                  16,600       647
QUALCOMM, Inc.                                                  6,700       268
Symantec Corp. *                                               33,300       517
VeriSign, Inc. *                                               12,500       290
Xilinx, Inc.                                                   23,500       532
                                                                        -------
                                                                          8,695
                                                                        -------
TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc. (b)                                                 25,100       700
Sprint Nextel Corp.                                            12,000       240
                                                                        -------
                                                                            940
                                                                        -------
Total Common Stocks (Cost $38,481)                                       41,918
                                                                        -------
SHORT-TERM INVESTMENT (7.1%)
CSFB Enhanced Liquidity Portfolio (c)                       2,987,876     2,988
                                                                        -------
Total Short-Term Investment (Cost $2,988)                                 2,988
                                                                        -------

                      See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

CAPITAL APPRECIATION FUND-CONCLUDED

                                                              Shares    Value($)
                                                            ---------   --------
MONEY MARKET FUND (0.0%)
Federated Prime Value Obligations Fund, Cl I                    1,072         1
                                                                        -------
Total Money Market Fund (Cost $1)                                             1
                                                                        -------
Total Investments (Cost $41,470) (a) - 106.7%                            44,907
Liabilities in excess of other assets - (6.7)%                           (2,833)
                                                                        -------
Net Assets - 100.0%                                                     $42,074
                                                                        =======

Percentages indicated are based on net assets.

*    Non-income producing security.

(a) Cost for federal income tax purposes is $41,483 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation                  $ 5,162
Unrealized Depreciation                   (1,738)
                                         -------
Unrealized Appreciation (Depreciation)   $ 3,424
                                         =======

(b) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $2,918.

(c) This security was purchased with cash collateral held from securi-ties lending.

Cl - Class

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY FUND

                                                              Shares    Value($)
                                                            ---------   --------
FOREIGN COMMON STOCKS (93.9%)
AUSTRALIA (4.0%)
Alumina Ltd.                                                      800         4
Australia & New Zealand Banking Group Ltd.                      1,989        38
Babcock & Brown Ltd.                                              300         5
BHP Billiton Ltd.                                                 200         4
CSR Ltd.                                                        3,500         9
Downer EDI Ltd.                                                 3,551        20
Leighton Holdings Ltd.                                          1,656        21
OneSteel Ltd.                                                   1,500         5
Promina Group Ltd.                                              5,902        25
QBE Insurance Group Ltd.                                          300         5
Rinker Group Ltd.                                                 300         4
Rio Tinto Group Ltd. (d)                                          555        32
St. George Bank Ltd.                                              521        11
Westpac Banking Corp.                                           1,604        28
                                                                        -------
                                                                            211
                                                                        -------
BELGIUM (0.5%)
Fortis                                                            716        24
                                                                        -------
DENMARK (0.5%)
Danske Bank A/S                                                   682        26
                                                                        -------
FINLAND (1.5%)
Fortum Corp.                                                    1,040        27
Nokia Corp., Cl A                                               2,605        53
                                                                        -------
                                                                             80
                                                                        -------
FRANCE (10.8%)
Air France-KLM                                                    500        12
Atos Origin SA *                                                  237        16
AXA                                                             1,421        47
BNP Paribas                                                       732        69
Bouygues SA                                                       168         9
Compagnie de Saint-Gobain                                         322        23
Credit Agricole SA                                                689        26
France Telecom SA                                               1,315        28
Lafarge SA                                                        311        39
PSA Peugeot Citroen SA                                            201        13
Sanofi-Aventis                                                    412        40
Schneider Electric SA                                             250        26
Societe Generale                                                  320        47
SUEZ SA                                                         1,003        42
Total SA                                                          724        47
VINCI SA                                                          356        37
Vivendi Universal SA                                            1,235        43
                                                                        -------
                                                                            564
                                                                        -------

                                                              Shares    Value($)
                                                            ---------   --------
GERMANY (7.2%)
Adidas-Salomon AG                                                 544        26
Allianz AG                                                        278        43
BASF AG                                                           505        41
Bayer AG                                                          214        10
Continental AG                                                    310        32
Deutsche Bank AG                                                  247        28
Deutsche Telekom AG                                             1,800        29
E.ON AG                                                           432        49
MAN AG                                                            462        33
PUMA Rudolf Dassler Sport AG                                       76        30
SAP AG                                                            102        22
ThyssenKrupp AG                                                 1,000        34
                                                                        -------
                                                                            377
                                                                        -------
HONG KONG (1.6%)
BOC Hong Kong Holdings Ltd.                                     6,500        13
China Mobile Ltd.                                               3,500        20
CLP Holdings Ltd.                                               2,000        12
CNOOC Ltd.                                                     18,800        15
Guoco Group Ltd.                                                2,000        23
                                                                        -------
                                                                             83
                                                                        -------
IRELAND (1.0%)
Anglo Irish Bank Corp. PLC                                      1,395        22
CRH PLC                                                           985        32
                                                                        -------
                                                                             54
                                                                        -------
ITALY (1.9%)
Banca Intesa SpA                                                5,533        32
Benetton Group SpA                                                883        13
Eni SpA (d)                                                     1,904        57
                                                                        -------
                                                                            102
                                                                        -------
JAPAN (23.8%)
Aisin Seiki Co. Ltd.                                              400        12
Brother Industries Ltd.                                         1,000        10
Canon, Inc.                                                       900        44
Central Japan Railway Co.                                           3        30
Daicel Chemical Industries Ltd.                                 3,400        28
Daiichi Sankyo Co. Ltd.                                           400        11
Daiwa Securities Group, Inc.                                    3,000        36
DENSO Corp.                                                       500        16
East Japan Railway Co.                                              1         7
Fujitsu Ltd.                                                    1,000         8
Honda Motor Co. Ltd.                                            1,604        51
Ibiden Co. Ltd.                                                   400        19
ITOCHU Corp.                                                    2,000        18
Japan Tobacco, Inc.                                                 6        22
KDDI Corp.                                                          4        25
Keisei Electric Railway Co. Ltd.                                1,000         6
Kitz Corp.                                                      3,000        23

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY FUND--CONTINUED

                                                              Shares    Value($)
                                                            ---------   --------
JAPAN-CONTINUED
Komatsu Ltd.                                                    2,000        40
Kubota Corp.                                                    3,000        28
Makita Corp.                                                      700        22
Matsushita Electric Industrial Co. Ltd.                         1,000        21
Mitsubishi Tokyo Financial Group, Inc.                              2        28
Mitsui Fudosan Co. Ltd.                                         1,000        22
Mitsui Trust Holdings, Inc.                                     1,000        12
Mizuho Financial Group, Inc.                                        8        67
NGK Spark Plug Co. Ltd.                                         1,000        20
Nihon Parkerizing Co. Ltd.                                      1,000        16
Nikko Cordial Corp.                                             1,100        14
Nintendo Co. Ltd.                                                 100        17
Nippon Telegraph & Telephone Corp.                                  7        34
NSK Ltd.                                                        3,000        25
Okinawa Electric Power Co., Inc. (The)                            500        30
ORIX Corp.                                                        130        32
Ricoh Co. Ltd.                                                  1,000        20
Sankyo Co. Ltd.                                                   400        25
Sega Sammy Holdings, Inc.                                         700        26
Shin-Etsu Chemical Co. Ltd.                                       400        22
Sumitomo Chemical Co. Ltd.                                      1,000         8
Sumitomo Corp.                                                  3,000        40
Sumitomo Electric Industries Ltd.                                 600         9
Sumitomo Metal Industries Ltd.                                  8,000        33
Sumitomo Mitsui Financial Group, Inc.                               6        62
Takeda Pharmaceutical Co. Ltd.                                    800        50
Tokyo Electron Ltd.                                               151        11
Tokyo Ohka Kogyo Co. Ltd.                                         700        18
Tokyo Steel Manufacturing Co. Ltd.                                700        15
Toyota Motor Corp.                                              1,713        89
Yamaha Motor Co. Ltd.                                             600        16
Yamatake Corp.                                                    300         7
                                                                        -------
                                                                          1,245
                                                                        -------
NETHERLANDS (3.3%)
ABN AMRO Holding NV                                             1,664        46
Akzo Nobel NV                                                     484        26
ASML Holding NV *                                                 500        10
Heineken NV                                                       524        22
ING Groep NV                                                    1,362        53
Royal KPN NV                                                    1,568        18
                                                                        -------
                                                                            175
                                                                        -------
NEW ZEALAND (0.5%)
Fletcher Building Ltd.                                          4,651        26
                                                                        -------
NORWAY (2.0%)
DNB NOR ASA (d)                                                 1,200        15
Norsk Hydro ASA                                                 1,175        31

                                                              Shares    Value($)
                                                            ---------   --------
NORWAY-CONTINUED
Orkla ASA                                                         790        37
Telenor ASA                                                     1,850        22
                                                                        -------
                                                                            105
                                                                        -------
PORTUGAL (0.3%)
Energias de Portugal SA                                         3,468        14
                                                                        -------
SINGAPORE (0.6%)
United Overseas Bank Ltd.                                       3,000        30
                                                                        -------
SPAIN (2.2%)
Banco Santander Central Hispano SA                              3,208        47
Endesa SA                                                         276        10
Repsol YPF SA                                                   1,177        34
Telefonica SA                                                   1,345        22
                                                                        -------
                                                                            113
                                                                        -------
SWEDEN (3.0%)
Alfa Laval AB                                                     600        18
Autoliv, Inc.                                                     261        15
Nordea Bank AB                                                  1,010        12
Sandvik AB                                                      1,915        22
Svenska Handelsbanken AB, Cl A                                    680        18
Swedish Match AB                                                2,140        35
Telefonaktiebolaget LM Ericsson                                11,220        36
                                                                        -------
                                                                            156
                                                                        -------
SWITZERLAND (6.0%)
Credit Suisse Group                                               940        53
Nestle SA                                                         215        68
Novartis AG                                                     1,304        70
Roche Holding Ltd.                                                270        45
UBS AG                                                            350        38
Zurich Financial Services                                         178        39
                                                                        -------
                                                                            313
                                                                        -------
UNITED KINGDOM (23.2%)
Anglo American PLC                                                981        40
AstraZeneca PLC                                                 1,282        77
Aviva PLC                                                       2,584        37
AWG PLC                                                         1,097        24
Barclays PLC                                                    4,404        50
Barratt Developments PLC                                          900        16
BHP Billiton PLC                                                2,418        47
Bodycote International PLC                                      5,900        28
BP PLC                                                          7,700        90
Bradford & Bingley PLC                                          2,003        17
British Airways PLC *                                           4,796        30
British American Tobacco PLC                                    1,786        45
BT Group PLC                                                    9,384        42
CRH PLC (b)                                                         8         0

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY FUND--CONCLUDED

                                                              Shares    Value($)
                                                            ---------   --------
UNITED KINGDOM-CONTINUED
First Choice Holidays PLC                                       3,003        13
GlaxoSmithKline PLC                                             2,604        73
HBOS PLC                                                        2,396        42
HSBC Holdings PLC                                               6,324       112
National Grid PLC                                               3,200        35
Royal & Sun Alliance Insurance Group PLC                       10,643        26
Royal Bank of Scotland Group PLC (The)                          1,954        64
Royal Dutch Shell PLC, Cl A                                     2,595        87
Royal Dutch Shell PLC, Cl B                                     1,498        52
Scottish & Newcastle PLC                                        1,746        16
Taylor Woodrow PLC                                              2,100        13
Tomkins PLC                                                     5,503        29
Vodafone Group PLC                                             27,383        58
WH Smith PLC                                                    2,649        24
WPP Group PLC                                                   2,468        30
                                                                        -------
                                                                          1,217
                                                                        -------
Total Foreign Common Stocks (Cost $3,443)                                 4,915
                                                                        -------
FOREIGN PREFERRED STOCKS (0.7%)
GERMANY (0.7%)
Fresenius AG, 1.510%                                              127        21
ProSiebenSat.1 Media AG, 0.840%                                   694        17
                                                                        -------
Total Foreign Preferred Stocks (Cost $39)                                    38
                                                                        -------
RIGHTS (0.0%)
FRANCE (0.0%)
AXA, expiring 07/03/06                                          1,421         1
                                                                        -------
Total Rights (Cost $0)                                                        1
                                                                        -------
SHORT-TERM INVESTMENTS (3.7%)
Brown Brothers Harriman & Co., Cayman
   Islands Cash Sweep                                         119,579       120
CSFB Enhanced Liquidity Portfolio (c)                          75,102        75
                                                                        -------
Total Short-Term Investments (Cost $195)                                    195
                                                                        -------

                                                              Shares    Value($)
                                                            ---------   --------
Total Investments (Cost $3,677) (a) - 98.3%                               5,149
Other assets in excess of liabilities - 1.7%                                 87
                                                                        -------
Net Assets - 100.0%                                                     $ 5,236
                                                                        =======

----------
Percentages indicated are based on net assets.

*    Non-income producing security.

(a) Cost for federal income tax purposes is $3,804 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation                  $1,394
Unrealized Depreciation                     (49)
                                         ------
Unrealized Appreciation (Depreciation)   $1,345
                                         ======

(b)  Market value is less than one thousand dollars.

(c) This security was purchased with cash collateral held from securities lending.

(d) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $73.

Cl  - Class
PLC - Public Limited Company

                      See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE BOND FUND

                                                            Shares or
                                                            Principal
                                                            Amount($)   Value($)
                                                            ---------   -------
ASSET BACKED SECURITIES (3.7%)
AUTOMOBILE ABS (3.7%)
Americredit Automobile Receivables
   Trust, Ser 2002-D, Cl A4,
   3.400%, 04/13/09                                               136       135
Daimler Chrysler Auto Trust, Ser
   2005-A, Cl A4, 3.740%, 02/08/10                                 65        63
Honda Auto Receivables Owner Trust,
   Ser 2006-1, Cl A3, 5.070%, 02/18/10                             35        35
Onyx Acceptance Auto Trust, Ser
   2003-D, Cl A4, 3.200%, 03/15/10                                214       211
                                                                        -------
Total Asset Backed Securities (Cost $446)                                   444
                                                                        -------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.6%)
Banc of America Commercial Mortgage,
   Inc., Ser 2004-4, Cl A3,
   4.128%, 07/10/42                                                55        53
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Ser 2005-CD1, Cl A4,
   5.226%, 07/15/44 (e)                                            75        72
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Ser 2006-CD2, Cl A4,
   5.362%, 01/15/46 (e)                                            40        39
GE Capital Commercial Mortgage
   Corp., Ser 2006-C1, Cl A4,
   5.340%, 03/10/44 (e)                                            60        58
GMAC Commercial Mortgage
   Securities, Inc., Ser 2003-C2, Cl A1,
   4.576%, 05/10/40                                                77        74
GS Mortgage Securities Corp. II, Ser
   2006-GG6, Cl A2, 5.506%, 04/10/38 (e)                           75        73
Wachovia Bank Commercial Mortgage
   Trust, Ser 2006-C23, Cl A4,
   5.418%, 01/15/45 (e)                                            70        68
                                                                        -------
Total Collateralized Mortgage
   Obligations (Cost $449)                                                  437
                                                                        -------
CORPORATE BONDS (21.2%)
AEROSPACE/DEFENSE (0.5%)
United Technologies Corp.,
   4.875%, 05/01/15                                                65        61
                                                                        -------
AIRLINES (0.3%)
Southwest Airlines Co., 5.125%, 03/01/17                           35        32
                                                                        -------
BANKS (0.7%)
Bank of America Corp., 7.400%, 01/15/11                            80        85
                                                                        -------
BREWERIES (0.8%)
Sabmiller PLC, 6.200%, 07/01/11 (d)                                90        90
                                                                        -------

                                                            Shares or
                                                            Principal
                                                            Amount($)   Value($)
                                                            ---------   -------
COMMERCIAL SERVICES (0.2%)
ERAC USA Finance Co.,
   5.600%, 05/01/15 (d)                                            30        29
                                                                        -------
COSMETICS/PERSONAL CARE (0.8%)
Avon Products, Inc., 5.125%, 01/15/11                              95        92
                                                                        -------
DIVERSIFED FINANCIAL SERVICES (6.0%)
CIT Group, Inc., 5.125%, 09/30/14                                  65        61
Citigroup, Inc., 5.125%, 05/05/14                                  20        19
Citigroup, Inc., 5.850%, 12/11/34                                  35        33
Fund American Cos., Inc.,
   5.875%, 05/15/13                                                85        81
General Motors Acceptance Corp.,
   8.000%, 11/01/31 (b)                                           100        95
Goldman Sachs Group, Inc. (The),
   4.750%, 07/15/13                                                90        83
HSBC Holdings PLC, 7.625%, 05/17/32                                35        40
International Lease Finance Corp.,
   Ser Q, 5.250%, 01/10/13                                         35        34
John Deere Capital Corp.,
   3.900%, 01/15/08                                                15        15
JPMorgan Chase & Co., 6.625%, 03/15/12                            100       103
Lazard Group LLC, 7.125%, 05/15/15                                 80        81
Morgan Stanley, 5.300%, 03/01/13                                   75        73
                                                                        -------
                                                                            718
                                                                        -------
ELECTRIC (1.5%)
Exelon Corp., 4.900%, 06/15/15                                     65        59
Midamerican Energy Holdings Co.,
   6.125%, 04/01/36 (d)                                            60        56
Pacific Gas & Electric Co.,
   6.050%, 03/01/34                                                65        62
                                                                        -------
                                                                            177
                                                                        -------
ENTERTAINMENT (0.2%)
GTECH Holdings Corp.,
   4.750%, 10/15/10                                                30        29
                                                                        -------
INSURANCE (0.1%)
Metlife, Inc., 5.700%, 06/15/35                                    15        13
                                                                        -------
INVESTMENT COMPANIES (0.3%)
Credit Suisse First Boston USA, Inc.,
   6.500%, 01/15/12                                                30        31
                                                                        -------
MEDIA (0.8%)
Cox Communications, Inc.,
   4.625%, 06/01/13                                                35        31
News America Holdings, Inc.,
   6.200%, 12/15/34                                                35        32

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE BOND FUND-CONTINUED

                                                            Shares or
                                                            Principal
                                                            Amount($)   Value($)
                                                            ---------   -------
MEDIA-CONTINUED
Time Warner, Inc., 7.625%, 04/15/31                                35        38
                                                                        -------
                                                                            101
                                                                        -------
MINING (0.7%)
Alcan, Inc., 5.750%, 06/01/35                                      30        27
Inco Ltd., 7.750%, 05/15/12                                        55        59
                                                                        -------
                                                                             86
                                                                        -------
MISCELLANEOUS MANUFACTURER (1.3%)
General Electric Co., 5.000%, 02/01/13                            165       158
                                                                        -------
OIL & GAS (1.0%)
Devon Financing Corp. ULC,
   7.875%, 09/30/31                                                70        80
Enterprise Products Operating LP,
   Ser B, 5.750%, 03/01/35                                         40        34
                                                                        -------
                                                                            114
                                                                        -------
PHARMACEUTICALS (0.2%)
Teva Pharmaceutical Finance LLC,
   6.150%, 02/01/36                                                30        27
                                                                        -------
PIPELINES (0.9%)
Centerpoint Energy Resources Corp., Ser
   B, 7.875%, 04/01/13                                             50        55
Kinder Morgan, Inc., 6.400%, 01/05/36                              65        53
                                                                        -------
                                                                            108
                                                                        -------
REITS (0.1%)
Simon Property Group LP,
   6.375%, 11/15/07                                                15        15
                                                                        -------
RETAIL (1.3%)
Federated Department Stores, Inc.,
   6.900%, 04/01/29                                                15        15
Woolworths Ltd, 5.550%, 11/15/15 (d)                              145       139
                                                                        -------
                                                                            154
                                                                        -------
TELECOMMUNICATIONS (3.5%)
AT&T, Inc., 6.450%, 06/15/34                                       35        33
BellSouth Corp., 6.550%, 06/15/34                                  25        24
Cisco Systems, Inc., 5.500%, 02/22/16                              85        82
Comcast Corp., 6.450%, 03/15/37                                    75        70
Deutsche Telekom International Finance,
   5.750%, 03/23/16                                                75        71
Verizon Communications, Inc.,
   5.850%, 09/15/35                                                35        30
Vodafone Group PLC, 5.500%, 06/15/11                              110       106
                                                                        -------
                                                                            416
                                                                        -------
Total Corporate Bonds (Cost $2,645)                                       2,536
                                                                        -------

                                                            Shares or
                                                            Principal
                                                            Amount($)   Value($)
                                                            ---------   -------
FOREIGN GOVERNMENT BONDS (4.1%)
GERMANY (EUR) (1.1%)
Bundesschatzanweisungen,
   2.500%, 09/22/06                                               105       134
                                                                        -------
JAPAN (YEN) (2.6%)
Japan Government, Ser 224,
   0.200%, 09/20/06                                            35,100       307
                                                                        -------
SWITZERLAND (CHF) (0.4%)
Swiss Government, 4.500%, 06/10/07                                 55        46
                                                                        -------
Total Foreign Government Bonds (Cost $493)                                  487
                                                                        -------
U.S. GOVERNMENT AGENCY SECURITIES (17.9%)
FANNIE MAE (6.5%)
4.500%, 10/15/08 (b)                                              800       784
                                                                        -------
FREDDIE MAC (11.4%)
3.625%, 02/15/08                                                1,400     1,360
                                                                        -------
Total U.S. Government Agency
   Securities (Cost $2,173)                                               2,144
                                                                        -------
U.S. TREASURY OBLIGATIONS (46.2%)
U.S. TREASURY BONDS (6.9%)
5.375%, 02/15/31                                                   60        61
4.500%, 02/15/36 (b)                                              855       767
                                                                        -------
                                                                            828
                                                                        -------
U.S. TREASURY NOTES (39.3%)
5.625%, 05/15/08                                                  190       191
4.875%, 05/31/08 (b)                                              215       214
4.875%, 05/15/09 (b)                                              835       829
4.250%, 10/15/10                                                  760       736
4.250%, 01/15/11                                                  530       512
4.875%, 05/31/11 (b)                                              850       842
4.250%, 08/15/13 (b)                                              560       531
4.000%, 02/15/15                                                  675       622
5.125%, 05/15/16 (b)                                              225       225
                                                                        -------
                                                                          4,702
                                                                        -------
Total U.S. Treasury Obligations (Cost $5,660)                             5,530
                                                                        -------
SHORT-TERM INVESTMENT (30.4%)
CSFB Enhanced Liquidity Portfolio (c)                       3,648,136     3,648
                                                                        -------
Total Short-Term Investment (Cost $3,648)                                 3,648
                                                                        -------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE BOND FUND--CONCLUDED

                                                            Shares or
                                                            Principal
                                                            Amount($)   Value($)
                                                            ---------   -------
MONEY MARKET FUND (0.7%)
Federated Prime Value
   Obligations Fund, Cl I                                      84,676        85
                                                                        -------
Total Money Market Fund (Cost $85)                                           85
                                                                        -------
Total Investments (Cost $15,599) (a) - 127.8%                            15,311
Liabilities in excess of other assets-(27.8)%                            (3,327)
                                                                        -------
Net Assets - 100.0%                                                     $11,984
                                                                        =======

Percentages indicated are based on net assets.

(a) Cost for federal income tax purposes is $15,629 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation                  $   3
Unrealized Depreciation                   (321)
                                         -----
Unrealized Appreciation (Depreciation)   $(318)
                                         =====

(b) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $3,555.

(c) This security was purchased with cash collateral held from securities lending.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) Variable rate security. Rate presented represents rate in effect at June 30, 2006. Maturity date represents actual maturity date.

CHF  - Principal Amount in Swiss Franc
Cl   - Class
EUR  - Principal Amount in Euro
LLC  - Limited Liability Company
LP   - Limited Partnership
PLC  - Public Limited Company
REIT - Real Estate Investment Trust
Ser  - Series
YEN  - Principal Amount in Japanese Yen

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LARGE CAP RELATIVE VALUE FUND

                                                              Shares    Value($)
                                                            ---------   --------
COMMON STOCKS (96.8%)
CONSUMER DISCRETIONARY (7.4%)
Abercrombie & Fitch Co., Cl A                                   1,700        94
Advance Auto Parts, Inc.                                        4,000       116
CBS Corp., Cl B                                                 5,500       149
Lowe's Cos., Inc.                                               2,000       121
NIKE, Inc., Cl B                                                1,425       115
Target Corp.                                                    1,000        49
Time Warner, Inc.                                               6,000       104
Walt Disney Co. (The)                                           4,000       120
                                                                        -------
                                                                            868
                                                                        -------
CONSUMER STAPLES (10.6%)
Anheuser-Busch Cos., Inc.                                       3,000       137
Archer Daniels Midland Co.                                      3,000       124
ConAgra Foods, Inc.                                             5,000       111
Diageo PLC ADR                                                  2,000       135
General Mills, Inc.                                             3,000       154
PepsiCo, Inc.                                                   2,000       120
Procter & Gamble Co. (The)                                      2,300       128
Unilever PLC ADR                                                5,200       117
Wal-Mart Stores, Inc.                                           3,100       149
Wm. Wrigley Jr. Co.                                             1,450        66
                                                                        -------
                                                                          1,241
                                                                        -------
ENERGY (9.3%)
Baker Hughes, Inc.                                              2,000       164
Cameron International Corp. *                                   1,725        82
Chevron Corp.                                                   3,000       186
ConocoPhillips                                                  3,000       197
Exxon Mobil Corp.                                               3,000       184
Royal Dutch Shell PLC ADR, Cl A                                 2,300       154
Transocean, Inc. *                                              1,500       120
                                                                        -------
                                                                          1,087
                                                                        -------
FINANCIALS (24.8%)
American International Group, Inc.                              2,500       148
Ameriprise Financial, Inc.                                      3,900       174
Bank of America Corp.                                           3,500       168
Berkshire Hathaway, Inc., Cl B *                                   62       189
Cincinnati Financial Corp.                                      4,200       197
CIT Group, Inc.                                                 3,000       157
Citigroup, Inc.                                                 5,300       256
Fifth Third Bancorp                                             3,000       111
Genworth Financial, Inc., Cl A                                  5,000       174
Goldman Sachs Group, Inc. (The)                                   750       113
Morgan Stanley                                                  2,500       158
New York Community Bancorp, Inc.                               10,000       165
Principal Financial Group, Inc.                                 3,500       195
State Street Corp.                                              2,000       116
U.S. Bancorp                                                    4,400       136

                                                              Shares    Value($)
                                                            ---------   --------
FINANCIALS-CONTINUED
UBS AG                                                          1,200       132
Wachovia Corp.                                                  2,675       145
Wells Fargo & Co.                                               2,175       146
                                                                        -------
                                                                          2,880
                                                                        -------
HEALTH CARE (12.5%)
Abbott Laboratories                                             3,000       131
Amgen, Inc. *                                                   2,000       130
Becton, Dickinson & Co.                                         2,100       128
Boston Scientific Corp. *                                      10,000       168
Bristol-Myers Squibb Co.                                        4,500       116
Eli Lilly & Co.                                                 3,150       174
Johnson & Johnson                                               3,000       180
Medtronic, Inc.                                                 2,000        94
Pfizer, Inc.                                                    9,700       229
WellPoint, Inc. *                                               1,400       102
                                                                        -------
                                                                          1,452
                                                                        -------
INDUSTRIALS (10.1%)
3M Co.                                                          2,000       162
Cendant Corp.                                                   4,564        74
Dover Corp.                                                     3,500       173
Emerson Electric Co.                                            1,500       126
General Electric Co.                                            5,500       181
Goodrich Corp.                                                  4,500       181
Ingersoll-Rand Co. Ltd., Cl A                                   4,000       171
R.R. Donnelley & Sons Co.                                       3,500       112
                                                                        -------
                                                                          1,180
                                                                        -------
INFORMATION TECHNOLOGY (11.3%)
Accenture Ltd., Cl A                                            6,000       170
Applied Materials, Inc.                                        10,000       163
Cisco Systems, Inc. *                                           5,000        98
First Data Corp.                                                4,000       180
Intel Corp.                                                     9,000       171
International Business Machines Corp.                           1,400       108
Microsoft Corp.                                                 6,000       140
Nokia Corp. ADR                                                 9,000       181
Texas Instruments, Inc.                                         3,600       109
                                                                        -------
                                                                          1,320
                                                                        -------
MATERIALS (3.4%)
E.I. du Pont de Nemours & Co.                                   3,000       125
Praxair, Inc.                                                   2,700       145
Sonoco Products Co.                                             4,000       127
                                                                        -------
                                                                            397
                                                                        -------
TELECOMMUNICATION SERVICES (3.5%)
ALLTEL Corp.                                                    1,800       115
BellSouth Corp.                                                 3,500       127
Vodafone Group PLC ADR                                          8,000       170
                                                                        -------
                                                                            412
                                                                        -------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LARGE CAP RELATIVE VALUE FUND--CONCLUDED

                                                              Shares    Value($)
                                                            ---------   --------
UTILITIES (3.9%)
Edison International                                            4,000       156
Entergy Corp.                                                   1,500       106
Exelon Corp.                                                    2,000       114
SCANA Corp.                                                     2,000        77
                                                                        -------
                                                                            453
                                                                        -------
Total Common Stocks (Cost $9,867)                                        11,290
                                                                        -------
MONEY MARKET FUND (3.1%)
Federated Prime Value Obligations Fund, Cl I                  367,483       367
                                                                        -------
Total Money Market Fund (Cost $367)                                         367
                                                                        -------
Total Investments (Cost $10,234) (a) - 99.9%                             11,657
Other assets in excess of liabilities - 0.1%                                  6
                                                                        -------
Net Assets  -  100.0%                                                   $11,663
                                                                        =======

Percentages indicated are based on net assets.

*    Non-income producing security.

(a) Cost for federal income tax purposes is $10,267 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation                  $1,728
Unrealized Depreciation                    (338)
                                         ------
Unrealized Appreciation (Depreciation)   $1,390
                                         ======

ADR - American Depository Receipt
Cl  - Class
PLC - Public Limited Company

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LARGE CAP VALUE EQUITY FUND

                                                              Shares    Value($)
                                                            ---------   --------
COMMON STOCKS (98.9%)
CONSUMER DISCRETIONARY (7.7%)
Advance Auto Parts, Inc.                                        6,550       189
Borders Group, Inc.                                             9,594       177
Federated Department Stores, Inc.                              20,776       760
Foot Locker, Inc.                                              13,350       327
New York Times Co. (The), Cl A (b)                             12,450       306
Pulte Homes, Inc.                                               9,850       284
ServiceMaster Co. (The) (b)                                    18,200       188
Target Corp.                                                    6,100       298
Time Warner, Inc.                                              17,350       300
                                                                        -------
                                                                          2,829
                                                                        -------
CONSUMER STAPLES (7.2%)
Alberto-Culver Co.                                              7,607       371
Colgate-Palmolive Co.                                          12,400       742
PepsiCo, Inc.                                                  10,250       615
Procter & Gamble Co. (The)                                     11,200       623
Sysco Corp. (b)                                                 9,750       298
                                                                        -------
                                                                          2,649
                                                                        -------
ENERGY (11.8%)
Arch Coal, Inc.                                                 8,750       371
Chevron Corp.                                                  12,600       782
ConocoPhillips                                                 12,000       786
Exxon Mobil Corp.                                              16,900     1,037
Marathon Oil Corp.                                              9,400       783
Questar Corp.                                                   4,350       350
Tidewater, Inc.                                                 4,350       214
                                                                        -------
                                                                          4,323
                                                                        -------
FINANCIALS (27.0%)
AMB Property Corp. REIT                                         4,000       202
American International Group, Inc.                              9,100       537
Astoria Financial Corp.                                         9,600       292
Bank of America Corp.                                          17,650       850
Bank of New York Co., Inc. (The)                               18,450       594
Bear Stearns & Co., Inc.                                        5,300       742
CIT Group, Inc.                                                 5,800       303
Citigroup, Inc.                                                16,541       799
Colonial BancGroup, Inc. (The)                                 11,650       299
Compass Bancshares, Inc.                                        3,360       187
Genworth Financial, Inc., Cl A                                  9,100       317
JPMorgan Chase & Co.                                           10,245       430
Lincoln National Corp.                                          7,750       437
Merrill Lynch & Co., Inc.                                       5,250       365
Morgan Stanley                                                  5,950       376
Northern Trust Corp.                                            5,900       326
ProLogis REIT                                                   4,000       209
Torchmark Corp.                                                 4,994       303
U.S. Bancorp                                                   13,250       409
UCBH Holdings, Inc.                                            11,650       193

                                                              Shares    Value($)
                                                            ---------   --------
FINANCIALS-CONTINUED
Wachovia Corp.                                                 14,300       774
Washington Mutual, Inc.                                         7,400       337
Willis Group Holdings Ltd.                                      5,666       182
XL Capital Ltd., Cl A                                           5,950       365
                                                                        -------
                                                                          9,828
                                                                        -------
HEALTH CARE (8.9%)
Becton, Dickinson & Co.                                         4,947       302
Cooper Cos., Inc. (The)                                         6,250       277
Health Management Associates, Inc., Cl A                       15,600       307
Johnson & Johnson                                               6,100       366
PerkinElmer, Inc.                                               9,446       197
Pfizer, Inc.                                                   32,100       754
Universal Health Services, Inc., Cl B                           6,100       307
Wyeth                                                          16,800       746
                                                                        -------
                                                                          3,256
                                                                        -------
INDUSTRIALS (17.0%)
American Power Conversion Corp.                                13,100       255
Cooper Industries Ltd., Cl A                                    3,800       353
Emerson Electric Co.                                            3,827       321
Empresa Brasileira de Aeronautica SA ADR                        5,835       213
Forward Air Corp.                                               5,500       224
General Electric Co.                                           23,800       784
Honeywell International, Inc.                                   6,350       256
Illinois Tool Works, Inc.                                      14,950       710
ITT Industries, Inc.                                           13,650       676
Pall Corp.                                                      6,334       177
Pentair, Inc.                                                   7,750       265
R.R. Donnelley & Sons Co.                                       8,200       262
Rockwell Automation, Inc.                                       5,400       389
Simpson Manufacturing Co., Inc.                                 5,650       204
Union Pacific Corp.                                             3,150       293
United Parcel Service, Inc., Cl B                               4,600       379
UTI Worldwide, Inc.                                             7,350       185
Walter Industries, Inc.                                         3,950       228
                                                                        -------
                                                                          6,174
                                                                        -------
INFORMATION TECHNOLOGY (4.4%)
Analog Devices, Inc.                                            7,850       252
Automatic Data Processing, Inc.                                 7,200       327
Diebold, Inc.                                                   6,595       268
First Data Corp.                                                7,100       320
Harris Corp.                                                    6,347       263
Jack Henry & Associates, Inc.                                   9,615       189
                                                                        -------
                                                                          1,619
                                                                        -------
MATERIALS (4.3%)
Alcoa, Inc.                                                     6,150       199
Dow Chemical Co. (The)                                          4,800       187
E.I. du Pont de Nemours & Co.                                   7,600       316

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

LARGE CAP VALUE EQUITY FUND--CONCLUDED

                                                              Shares    Value($)
                                                            ---------   --------
MATERIALS-CONTINUED
International Flavors & Fragrances, Inc.                        9,093       320
Praxair, Inc.                                                  10,500       568
                                                                        -------
                                                                          1,590
                                                                        -------
TELECOMMUNICATION SERVICES (5.2%)
ALLTEL Corp.                                                    9,168       585
AT&T, Inc.                                                     13,400       374
Sprint Nextel Corp.                                            18,450       369
Verizon Communications, Inc. (b)                               17,540       587
                                                                        -------
                                                                          1,915
                                                                        -------
UTILITIES (5.4%)
Dominion Resources, Inc.                                        6,189       463
Duke Energy Corp.                                              13,824       406
Entergy Corp.                                                   6,600       467
PPL Corp.                                                      19,541       631
                                                                        -------
                                                                          1,967
                                                                        -------
Total Common Stocks (Cost $32,689)                                       36,150
                                                                        -------
SHORT-TERM INVESTMENT (3.3%)
CSFB Enhanced Liquidity Portfolio (c)                       1,221,606     1,222
                                                                        -------
Total Short-Term Investment (Cost $1,222)                                 1,222
                                                                        -------
MONEY MARKET FUND (1.8%)
Federated Prime Value Obligations Fund, Cl I                  651,432       651
                                                                        -------
Total Money Market Fund (Cost $651)                                         651
                                                                        -------
Total Investments (Cost $34,562) (a) - 104.0%                            38,023
Liabilities in excess of other assets - (4.0)%                           (1,465)
                                                                        -------
Net Assets - 100.0%                                                     $36,558
                                                                        =======

Percentages indicated are based on net assets.

(a) Cost for federal income tax purposes is $34,592 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation                  $4,189
Unrealized Depreciation                    (758)
                                         ------
Unrealized Appreciation (Depreciation)   $3,431
                                         ======

(b) This security or a partial position of the security was on loan at June 30,2006. The total value of securities on loan at June 30,2006 in thousands was $1,201.

(c) This security was purchased with cash collateral held from securities lending.

ADR  - American Depository Receipt
Cl   - Class
REIT - Real Estate Investment Trust

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

MID-CAP EQUITY FUND

                                                              Shares    Value($)
                                                            ---------   --------
COMMON STOCKS (97.3%)
CONSUMER DISCRETIONARY (15.4%)
Abercrombie & Fitch Co., Cl A                                   1,771        98
American Eagle Outfitters, Inc.                                 4,109       140
Black & Decker Corp. (The)                                      1,633       138
Brinker International, Inc.                                     2,653        96
CBS Corp., Cl B                                                 2,600        70
Darden Restaurants, Inc.                                        3,344       132
Dillard's, Inc., Cl A                                           4,486       143
Federated Department Stores, Inc.                               1,874        69
Hilton Hotels Corp.                                             5,813       164
J.C. Penney Co., Inc. (b)                                       2,851       193
Johnson Controls, Inc.                                          1,504       124
Liz Claiborne, Inc.                                             3,770       140
Men's Wearhouse, Inc. (The)                                     3,706       112
Nordstrom, Inc.                                                 4,918       180
Omnicom Group, Inc.                                               753        67
Penn National Gaming, Inc. *                                    1,758        68
Polo Ralph Lauren Corp.                                         2,728       150
Whirlpool Corp.                                                 1,097        91
                                                                        -------
                                                                          2,175
                                                                        -------
CONSUMER STAPLES (4.9%)
Archer Daniels Midland Co.                                      1,726        71
General Mills, Inc.                                             1,310        68
Kroger Co. (The)                                                3,152        69
Loews Corp. - Carolina Group                                    2,222       114
Pepsi Bottling Group, Inc. (The)                                4,866       156
Reynolds American, Inc. (b)                                     1,546       179
Ruddick Corp.                                                   1,402        34
                                                                        -------
                                                                            691
                                                                        -------
ENERGY (9.2%)
Cameron International Corp. *                                   3,402       163
Hess Corp.                                                      3,903       206
Marathon Oil Corp.                                              2,594       216
Murphy Oil Corp.                                                2,238       125
Noble Energy, Inc.                                              2,983       140
Pride International, Inc. *                                     3,778       118
Tesoro Corp.                                                    2,125       158
Valero Energy Corp.                                             2,711       180
                                                                        -------
                                                                          1,306
                                                                        -------
FINANCIALS (20.0%)
A.G. Edwards, Inc.                                              1,711        95
Ambac Financial Group, Inc.                                     1,338       109
American Financial Group, Inc. (b)                              2,413       104
Arch Capital Group Ltd. *                                       1,801       107
Archstone-Smith Trust REIT                                      1,165        59
Assurant, Inc.                                                  1,859        90
Bear Stearns & Co., Inc.                                        1,156       161
Camden Property Trust REIT                                      1,635       120

                                                              Shares    Value($)
                                                            ---------   --------
FINANCIALS-CONTINUED
Chubb Corp. (The)                                               1,106        55
CIT Group, Inc.                                                 3,086       161
Comerica, Inc.                                                  1,024        53
Downey Financial Corp.                                          1,410        96
Genworth Financial, Inc., Cl A                                  3,177       111
Host Hotels & Resorts, Inc. REIT                                4,291        94
IndyMac Bancorp, Inc.                                           2,423       111
iStar Financial, Inc. REIT                                      2,397        90
KeyCorp                                                         5,677       202
MGIC Investment Corp.                                           1,842       120
New Century Financial Corp. REIT                                2,759       127
PMI Group, Inc. (The)                                           2,458       110
PNC Financial Services Group, Inc.                              1,183        83
ProLogis REIT                                                   2,655       139
Radian Group, Inc.                                              1,861       115
Raymond James Financial, Inc.                                   3,668       111
Simon Property Group, Inc. REIT                                   958        79
SL Green Realty Corp. REIT                                      1,057       116
                                                                        -------
                                                                          2,818
                                                                        -------
HEALTH CARE (9.1%)
Applera Corp.- Applied Biosystems Group                         3,455       112
Becton, Dickinson & Co.                                         2,350       144
Biogen Idec, Inc. *                                             2,691       125
ImClone Systems, Inc. * (b)                                     2,335        90
King Pharmaceuticals, Inc. *                                    4,965        84
Laboratory Corp. of America Holdings *                          2,374       148
Millipore Corp. *                                               1,251        79
Mylan Laboratories, Inc.                                        5,041       101
Quest Diagnostics, Inc.                                         1,920       115
Thermo Electron Corp. *                                         3,584       130
Universal Health Services, Inc., Cl B                           3,045       152
                                                                        -------
                                                                          1,280
                                                                        -------
INDUSTRIALS (14.7%)
Alaska Air Group, Inc. *                                        1,377        54
Arrow Electronics, Inc. *                                       4,053       131
Crane Co.                                                       2,216        92
CSX Corp.                                                       3,007       212
Cummins, Inc.                                                   1,015       124
Deere & Co.                                                       833        70
Eaton Corp.                                                     1,825       138
Goodrich Corp.                                                  2,250        91
Granite Construction, Inc.                                      2,825       128
Harsco Corp.                                                    1,363       106
Ingersoll-Rand Co. Ltd., Cl A                                   2,650       113
L-3 Communications Holdings, Inc.                               1,642       124
Mettler Toledo International, Inc. *                            1,919       116
Norfolk Southern Corp.                                          2,526       134
Reliance Steel & Aluminum Co.                                     712        59

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

MID-CAP EQUITY FUND--CONCLUDED

                                                              Shares    Value($)
                                                            ---------   --------
INDUSTRIALS-CONTINUED
Rockwell Automation, Inc.                                       1,447       104
Ryder System, Inc.                                              1,906       111
Sotheby's Holdings, Inc., Cl A *                                2,796        73
Thomas & Betts Corp. *                                          1,961       101
                                                                        -------
                                                                          2,081
                                                                        -------
INFORMATION TECHNOLOGY (12.5%)
Accenture Ltd., Cl A                                            2,471        70
Advanced Micro Devices, Inc. *                                  2,681        65
Alliance Data Systems Corp. * (b)                               2,799       165
Cadence Design Systems, Inc. *                                  7,041       121
Citrix Systems, Inc. *                                          3,450       138
Corning, Inc. *                                                 1,636        40
Freescale Semiconductor, Inc., Cl B *                           5,866       172
Global Payments, Inc.                                           3,095       150
Harris Corp.                                                    3,217       134
Intuit, Inc. *                                                  1,812       109
Lam Research Corp. *                                            3,482       162
National Semiconductor Corp.                                    3,797        91
NCR Corp. *                                                     3,900       143
Tellabs, Inc. *                                                 5,991        80
Western Digital Corp. *                                         6,224       123
                                                                        -------
                                                                          1,763
                                                                        -------
MATERIALS (3.8%)
Albemarle Corp.                                                 2,319       112
FMC Corp.                                                       1,241        80
Louisiana-Pacific Corp.                                         2,737        60
Nucor Corp.                                                       150         8
Rohm & Haas Co.                                                 1,502        75
Steel Dynamics, Inc.                                            1,083        71
Temple-Inland, Inc.                                             1,797        77
United States Steel Corp.                                         734        51
                                                                        -------
                                                                            534
                                                                        -------
TELECOMMUNICATION SERVICES (0.8%)
Qwest Communications International, Inc. *                     14,399       116
                                                                        -------
UTILITIES (6.9%)
AES Corp. (The) *                                               4,677        86
Alliant Energy Corp.                                            4,802       166
American Electric Power Co., Inc.                               4,690       161
Edison International                                            3,269       127

                                                              Shares    Value($)
                                                            ---------   --------
UTILITIES-CONTINUED
FirstEnergy Corp.                                               2,130       115
MDU Resources Group, Inc.                                       2,371        87
Mirant Corp. *                                                  2,728        73
PG&E Corp.                                                      4,077       160
                                                                        -------
                                                                            975
                                                                        -------
Total Common Stocks (Cost $12,015)                                       13,739
                                                                        -------
SHORT-TERM INVESTMENT (3.7%)
CSFB Enhanced Liquidity Portfolio (c)                         530,300       530
                                                                        -------
Total Short-Term Investment (Cost $530)                                     530
                                                                        -------
MONEY MARKET FUND (5.6%)
Federated Government Obligations Fund                         181,019       181
Federated Prime Value Obligations Fund, Cl I                  616,324       616
                                                                        -------
Total Money Market Fund (Cost $797)                                         797
                                                                        -------
Total Investments (Cost $13,342) (a) - 106.6%                            15,066
Liabilities in excess of other assets - (6.6)%                             (932)
                                                                        -------
Net Assets - 100.0%                                                     $14,134
                                                                        =======

----------
Percentages indicated are based on net assets.

*    Non-income producing security.

(a) Cost for federal income tax purposes is $13,386 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation                  $1,892
Unrealized Depreciation                    (212)
                                         ------
Unrealized Appreciation (Depreciation)   $1,680
                                         ======

(b) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $516.

(c) This security was purchased with cash collateral held from securities lending.

Cl   - Class
REIT - Real Estate Investment Trust

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP VALUE EQUITY FUND

                                                              Shares    Value($)
                                                            ---------   --------
COMMON STOCKS (96.7%)
CONSUMER DISCRETIONARY (20.3%)
ADESA, Inc.                                                     7,146       159
Applebee's International, Inc.                                 12,400       238
Bassett Furniture Industries, Inc.                              5,300        98
bebe stores, Inc.                                              16,600       256
Benetton Group SpA ADR                                          5,700       171
Borders Group, Inc.                                             9,500       175
BorgWarner, Inc.                                                2,500       163
CKE Restaurants, Inc. (b)                                      15,200       252
Cobra Electronics Corp.                                         8,000        75
Courier Corp.                                                   3,100       124
Group 1 Automotive, Inc.                                        3,700       208
Harte-Hanks, Inc.                                               6,300       162
International Speedway Corp., Cl A                              4,700       218
K-Swiss, Inc., Cl A                                             8,099       216
Lithia Motors, Inc.                                             7,300       221
Makita Corp. ADR                                                7,052       220
Media General, Inc., Cl A                                       2,900       121
Meredith Corp.                                                  3,200       159
Movado Group, Inc.                                             15,000       345
Pool Corp.                                                      6,400       280
Stanley Furniture Co., Inc.                                     2,000        48
Technical Olympic USA, Inc.                                    10,700       154
Tuesday Morning Corp. (b)                                       1,400        18
United Auto Group, Inc. (b)                                     7,600       162
Winnebago Industries, Inc. (b)                                  6,400       199
World Wrestling Entertainment, Inc.                             9,800       166
                                                                        -------
                                                                          4,608
                                                                        -------
CONSUMER STAPLES (2.6%)
Church & Dwight Co., Inc.                                       9,750       355
J.M. Smucker Co. (The)                                          5,475       245
                                                                        -------
                                                                            600
                                                                        -------
ENERGY (4.9%)
CARBO Ceramics, Inc.                                            5,300       260
CHC Helicopter Corp., Cl A                                     19,500       471
Maritrans, Inc.                                                 4,100       102
Tidewater, Inc.                                                 3,100       153
Ultrapar Participacoes SA ADR                                   7,700       121
                                                                        -------
                                                                          1,107
                                                                        -------
FINANCIALS (14.9%)
Bank of Hawaii Corp.                                            3,300       164
BankAtlantic Bancorp, Inc.                                      9,000       134
Banner Corp.                                                    2,700       104
Capital Corp. of the West                                       1,700        54
City National Corp.                                             2,200       143
Cohen & Steers, Inc.                                            9,800       231
Desert Community Bank                                           2,400        44

                                                              Shares    Value($)
                                                            ---------   --------
FINANCIALS-CONTINUED
Federal Agricultural Mortgage Corp., Cl C                       2,011        56
First Republic Bank                                             7,800       357
Glacier Bancorp, Inc.                                           6,122       179
HCC Insurance Holdings, Inc.                                    5,400       159
Horizon Financial Corp.                                         6,656       183
Hub International Ltd.                                         16,100       423
International Bancshares Corp.                                  3,500        96
National Interstate Corp.                                       3,511        95
Seacoast Banking Corp. of Florida                               5,810       155
StanCorp Financial Group, Inc.                                  5,800       295
UCBH Holdings, Inc.                                             9,800       162
Washington Federal, Inc.                                        6,865       159
West Coast Bancorp                                              6,176       182
                                                                        -------
                                                                          3,375
                                                                        -------
HEALTH CARE (4.7%)
Cooper Cos., Inc. (The)                                         9,900       437
PerkinElmer, Inc.                                               7,300       153
Perrigo Co.                                                    15,700       253
Steris Corp.                                                   10,000       229
                                                                        -------
                                                                          1,072
                                                                        -------
INDUSTRIALS (30.4%)
ABM Industries, Inc.                                            5,400        92
American Ecology Corp.                                          9,100       241
Apogee Enterprises, Inc.                                        4,700        69
Briggs & Stratton Corp.                                         3,700       115
Brink's Co. (The)                                               3,200       181
Deluxe Corp.                                                    8,000       140
Donaldson Co., Inc.                                             7,200       244
DRS Technologies, Inc.                                          1,096        53
ElkCorp                                                         3,697       103
Florida East Coast Industries, Inc.                             3,000       157
Forward Air Corp.                                               8,702       354
Freightcar America, Inc.                                        1,900       105
Gol Linhas Aereas Inteligentes SA ADR (b)                       5,956       211
Graco, Inc.                                                    12,100       557
Granite Construction, Inc.                                      7,500       340
Grupo Aeroportuario del Pacifico SA de CV ADR                  15,400       491
Heartland Express, Inc.                                        14,766       264
Lan Airlines SA ADR                                             4,100       133
Lennox International, Inc.                                      9,014       239
LSI Industries, Inc.                                           14,562       247
McGrath Rentcorp                                                8,300       231
Mine Safety Appliances Co.                                      5,300       213
MSC Industrial Direct Co., Inc., Cl A                           3,300       157
Multi-Color Corp.                                               3,900       117

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP VALUE EQUITY FUND--CONCLUDED

                                                              Shares    Value($)
                                                            ---------   --------
INDUSTRIALS-CONTINUED
Oshkosh Truck Corp.                                             2,800       133
Portec Rail Products, Inc.                                      4,086        57
Quixote Corp.                                                  11,200       202
Ryder System, Inc.                                              3,200       187
Simpson Manufacturing Co., Inc.                                 4,400       159
Supreme Industries, Inc., Cl A                                  2,600        19
UTI Worldwide, Inc.                                             2,000        50
Valmont Industries, Inc.                                        3,300       153
Wabtec Corp.                                                   14,700       551
Walter Industries, Inc. (b)                                     5,700       329
                                                                        -------
                                                                          6,894
                                                                        -------
INFORMATION TECHNOLOGY (7.5%)
Diebold, Inc.                                                   5,500       223
Factset Research Systems, Inc.                                  6,600       312
Harris Corp.                                                    4,954       206
Jack Henry & Associates, Inc.                                  15,600       307
Keithley Instruments, Inc.                                      6,800        87
Nam Tai Electronics, Inc.                                       7,600       170
Reynolds & Reynolds Co. (The), Cl A                             7,201       221
Woodhead Industries, Inc.                                       8,800       168
                                                                        -------
                                                                          1,694
                                                                        -------
MATERIALS (8.9%)
Aber Diamond Corp.                                              3,700       115
Agnico-Eagle Mines Ltd.                                         5,800       192
Airgas, Inc.                                                   14,500       541
Foundation Coal Holdings, Inc.                                  6,700       314
RPM International, Inc.                                        15,300       275
Scotts Miracle-Gro Co. (The), Cl A                              3,200       135
Sensient Technologies Corp.                                     8,400       176
Valspar Corp. (The)                                             9,800       259
                                                                        -------
                                                                          2,007
                                                                        -------
UTILITIES (2.5%)
Companhia de Saneamento Basico ADR                             13,400       316
PNM Resources, Inc.                                             9,900       247
                                                                        -------
                                                                            563
                                                                        -------
Total Common Stocks (Cost $16,945)                                       21,920
                                                                        -------

                                                              Shares    Value($)
                                                            ---------   --------
SHORT-TERM INVESTMENT (4.9%)
CSFB Enhanced Liquidity Portfolio (c)                       1,100,479     1,100
                                                                        -------
Total Short-Term Investment (Cost $1,100)                                 1,100
                                                                        -------
MONEY MARKET FUND (3.2%)
Federated Prime Value Obligations Fund, Cl I                  718,398       718
                                                                        -------
Total Money Market Fund (Cost $718)                                         718
                                                                        -------
Total Investments (Cost $18,763) (a) - 104.8%                            23,738
Liabilities in excess of other assets - (4.8)%                           (1,080)
                                                                        -------
Net Assets - 100.0%                                                     $22,658
                                                                        =======

----------
Percentages indicated are based on net assets.

*    Non-income producing security.

(a) Cost for federal income tax purposes is $18,893 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

Unrealized Appreciation                  $5,560
Unrealized Depreciation                    (715)
                                         ------
Unrealized Appreciation (Depreciation)   $4,845
                                         ======

(b) This security or a partial position of the security was on loan at June 30, 2006. The total value of securities on loan at June 30, 2006 in thousands was $1,085.

(c) This security was purchased with cash collateral held from securities lending.

ADR - American Depository Receipt

Cl  - Class

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands)
(Unaudited)

                                                                                              Large    Large             Small
                                                                                               Cap      Cap               Cap
                                                      Capital                   Investment  Relative   Value   Mid-Cap   Value
                                                   Appreciation  International  Grade Bond    Value    Equity   Equity   Equity
                                                       Fund       Equity Fund      Fund       Fund      Fund     Fund     Fund
                                                   ------------  -------------  ----------  --------  -------  -------  -------
ASSETS:
   Investments, at Cost .........................     $41,470       $ 3,677       $15,599    $10,234  $34,562  $13,342  $18,763
                                                      =======       =======       =======    =======  =======  =======  =======
   Investments, at Value * ......................     $44,907       $ 5,149       $15,313    $11,657  $38,023  $15,066  $23,738
   Foreign Currency, at Value (Cost $193) .......          --           198            --         --       --       --       --
   Interest and Dividends Receivable ............          27             8           139         17       43       19       50
   Receivable for Capital Shares Issued .........           4             3            61          9        9        1        8
   Receivable for Investment Securities Sold ....         330            25           526        205      370      375       11
   Receivable from Investment Adviser ...........          --             8            --         --       --       --       --
   Reclaims Receivable ..........................          --             8            --         --       --       --       --
                                                      -------       -------       -------    -------  -------  -------  -------
   Total Assets .................................      45,268         5,399        16,039     11,888   38,445   15,461   23,807
                                                      -------       -------       -------    -------  -------  -------  -------
LIABILITIES:
   Payable to Custodian .........................          95            --            --         --       --       --       --
   Income Distributions Payable .................          --            --            44         --       --       --       --
   Payable for Investment Securities Purchased ..          --            31           340        198      586      762       --
   Payable for Capital Shares Redeemed ..........          37             5             1          5       18        1        4
   Payable upon Return of Securities Loaned .....       2,988            75         3,648         --    1,222      530    1,100
   Investment Advisory Fees Payable .............          32            --             3          7       21        9       17
   Administration Fees Payable ..................           1            --            --         --        1       --       --
   Custodian Fees Payable .......................           2            36             3          1        4        6        5
   Accrued Expenses .............................          39            16            16         14       35       19       24
                                                      -------       -------       -------    -------  -------  -------  -------
   Total Liabilities ............................       3,194           163         4,055        225    1,887    1,327    1,150
                                                      -------       -------       -------    -------  -------  -------  -------
   Total Net Assets .............................     $42,074       $ 5,236       $11,984    $11,663  $36,558  $14,134  $22,657
                                                      =======       =======       =======    =======  =======  =======  =======
NET ASSETS:
   Capital ......................................     $35,105       $ 5,331       $12,601    $ 8,723  $37,779  $10,688  $10,074
   Accumulated Net Investment Income ............           3            37             3          5       12        2       12
   Accumulated Net Realized Gains
      (Losses) on Investments and Foreign
      Currency Transactions .....................       3,529        (1,608)         (334)     1,512   (4,694)   1,720    7,596
   Net Unrealized Appreciation
      (Depreciation) on Investments and
      Foreign Currency Transactions .............       3,437         1,476          (286)     1,423    3,461    1,724    4,975
                                                      -------       -------       -------    -------  -------  -------  -------
   Total Net Assets .............................     $42,074       $ 5,236       $11,984    $11,663  $36,558  $14,134  $22,657
                                                      =======       =======       =======    =======  =======  =======  =======
   Shares Outstanding ...........................       2,580           390         1,209        917    2,329    1,013    1,129
   Net Asset Value, Offering, and Redemption
      Price Per Share ...........................     $ 16.31       $ 13.43       $  9.91    $ 12.72  $ 15.70  $ 13.95  $ 20.07

* The Capital Appreciation Fund, International Equity Fund, Investment Grade Bond Fund, Large Cap Value Equity Fund, Mid-Cap Equity Fund and Small Cap Value Fund include securities on loan of $2,918, $73, $3,555, $1,201, $516 and $1,085, respectively.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

STI CLASSIC VARIABLE TRUST June 30, 2006 (Amounts in thousands)
(Unaudited)

                                                                                              Large    Large             Small
                                                                                               Cap      Cap               Cap
                                                      Capital                   Investment  Relative   Value   Mid-Cap   Value
                                                   Appreciation  International  Grade Bond    Value    Equity   Equity   Equity
                                                       Fund       Equity Fund      Fund       Fund      Fund     Fund     Fund
                                                   ------------  -------------  ----------  --------  -------  -------  -------
Investment Income:
   Dividend Income ..............................     $  290          $ 94         $   9      $ 126   $  452    $ 114   $  186
   Interest Income ..............................         --             3           288         --       --       --       --
   Securities Lending Income ....................          6             2             9          1        3        1        3
   Less: Foreign Taxes Withheld .................         --           (10)           --         --       --       --       --
                                                      ------          ----         -----      -----   ------    -----   ------
   Total Investment Income ......................        296            89           306        127      455      115      189
                                                      ------          ----         -----      -----   ------    -----   ------
Expenses:
   Investment Advisory Fees .....................        219            30            32         50      153       75      128
   Administration and Fund
      Accounting Fees ...........................          6             1             2          2        5        2        3
   Custodian Fees ...............................          2            68             2          2        4        6        5
   Professional Fees ............................         21             3             6          6       18        7        9
   Printing Fees ................................         16             6             8          7       15        9       10
   Other Expenses ...............................          2            16             2          1        1        1        1
                                                      ------          ----         -----      -----   ------    -----   ------
   Total Expenses ...............................        266           124            52         68      196      100      156
   Less: Investment Advisory Fees Waived
      or Fees Reimbursed ........................        (13)          (90)          (11)        (8)     (15)     (14)     (24)
                                                      ------          ----         -----      -----   ------    -----   ------
   Net Expenses .................................        253            34            41         60      181       86      132
                                                      ------          ----         -----      -----   ------    -----   ------
   Net Investment Income ........................         43            55           265         67      274       29       57
                                                      ------          ----         -----      -----   ------    -----   ------
Net Realized and Unrealized Gain (Loss) on
   Investments and Foreign Currency Transactions:
   Net Realized Gain (Loss) on Investments
      Sold and Foreign Currency Transactions ....      1,121           479           (24)       657    2,560      715    2,675
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments and
      Foreign Currency Transactions .............       (859)          (21)         (298)      (300)     203     (212)    (642)
                                                      ------          ----         -----      -----   ------    -----   ------
   Total Net Realized and Unrealized Gain
      (Loss) on Investments and Foreign
      Currency Transactions .....................        262           458          (322)       357    2,763      503    2,033
                                                      ------          ----         -----      -----   ------    -----   ------
   Net Change in Net Assets
      from Operations ...........................     $  305          $513         $ (57)     $ 424   $3,037    $ 532   $2,090
                                                      ======          ====         =====      =====   ======    =====   ======

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

STI CLASSIC VARIABLE TRUST For the Periods Indicated (Amounts in thousands)

                                                       Capital Appreciation         International            Investment Grade
                                                               Fund                  Equity Fund                Bond Fund
                                                     -----------------------   -----------------------   -----------------------
                                                      01/01/06-    01/01/05-    01/01/06-    01/01/05-    01/01/06-    01/01/05-
                                                       06/30/06     12/31/05     06/30/06     12/31/05     06/30/06     12/31/05
                                                     -----------   ---------   -----------   ---------   -----------   ---------
                                                     (Unaudited)               (Unaudited)               (Unaudited)
Operations:
   Net Investment Income..........................     $    43     $     68      $   55       $    72      $   265      $   565
   Net Realized Gain (Loss) on Investments Sold
      and Foreign Currency Transactions...........       1,121        2,488         479           835          (24)           6
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments and Foreign
      Currency Transactions.......................        (859)      (3,188)        (21)         (257)        (298)        (233)
                                                       -------     --------      ------       -------      -------      -------
   Change in Net Assets from Operations...........         305         (632)        513           650          (57)         338
                                                       -------     --------      ------       -------      -------      -------
Dividends and Distributions to Shareholders:
   Net Investment Income..........................         (46)         (68)         --          (133)        (263)        (592)
                                                       -------     --------      ------       -------      -------      -------
Capital Transactions:
   Proceeds from Shares Issued....................       1,800        6,219         299           330          320          933
   Dividends Reinvested...........................          46           68          --           133          311          596
   Cost of Shares Redeemed........................      (6,338)     (14,142)       (896)       (1,903)      (1,757)      (4,892)
                                                       -------     --------      ------       -------      -------      -------
   Change in Net Assets from Capital
      Transactions................................      (4,492)      (7,855)       (597)       (1,440)      (1,126)      (3,363)
                                                       -------     --------      ------       -------      -------      -------
   Change in Net Assets...........................      (4,233)      (8,555)        (84)         (923)      (1,446)      (3,617)
                                                       -------     --------      ------       -------      -------      -------
Net Assets:
   Beginning of Period............................      46,307       54,862       5,320         6,243       13,430       17,047
                                                       -------     --------      ------       -------      -------      -------
   End of Period..................................     $42,074     $ 46,307      $5,236       $ 5,320      $11,984      $13,430
                                                       =======     ========      ======       =======      =======      =======
Accumulated Net Investment Income (Loss), End of
   Period.........................................     $     3     $      6      $   37       $   (18)     $     3      $     1
                                                       =======     ========      ======       =======      =======      =======
Share Transactions:
   Issued.........................................         108          391          23            30           32           91
   Reinvested.....................................           3            4          --            12           31           58
   Redeemed.......................................        (381)        (887)        (69)         (170)        (175)        (477)
                                                       -------     --------      ------       -------      -------      -------
   Change in Share Transactions...................        (270)        (492)        (46)         (128)        (112)        (328)
                                                       =======     ========      ======       =======      =======      =======

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

STI CLASSIC VARIABLE TRUST For the Periods Indicated(Amounts in thousands)

                                        Large Cap Relative       Large Cap Value              Mid-Cap              Small Cap Value
                                            Value Fund             Equity Fund              Equity Fund              Equity Fund
                                     ----------------------  ----------------------  ----------------------   ---------------------
                                      01/01/06-   01/01/05-   01/01/06-   01/01/05-   01/01/06-   01/01/05-   01/01/06-   01/01/05-
                                       06/30/06   12/31/05    06/30/06     12/31/05    06/30/06   12/31/05     06/30/06    12/31/05
                                     -----------  ---------  -----------  ---------  -----------  ---------  -----------  ---------
                                     (Unaudited)             (Unaudited)             (Unaudited)             (Unaudited)
Operations:
   Net Investment Income ..........    $    67     $   113     $   274    $    661     $    29     $    70     $    57    $    126
   Net Realized Gain on Investments
      Sold and Foreign Currency
      Transactions ................        657       1,129       2,560       4,556         715       3,519       2,675       4,925
   Net Change in Unrealized
      Appreciation (Depreciation)
      on Investments and Foreign
      Currency Transactions .......       (300)       (214)        203      (3,746)       (212)     (1,540)       (642)     (1,854)
                                       -------     -------     -------    --------     -------     -------     -------    --------
   Change in Net Assets from
      Operations ..................        424       1,028       3,037       1,471         532       2,049       2,090       3,197
                                       -------     -------     -------    --------     -------     -------     -------    --------
Dividends and Distributions to
   Shareholders:
   Net Investment Income ..........        (66)       (110)       (262)       (662)        (35)        (68)        (59)       (125)
   Net Realized Gains .............         --          --          --          --          --          --          --      (3,009)
                                       -------     -------     -------    --------     -------     -------     -------    --------
Total Dividends and
   Distributions ..................        (66)       (110)       (262)       (662)        (35)        (68)        (59)     (3,134)
                                       -------     -------     -------    --------     -------     -------     -------    --------
Capital Transactions:
   Proceeds from Shares Issued ....        714       1,769       1,394       2,872         455       1,034       2,508       5,765
   Dividends Reinvested ...........         66         110         262         662          35          68          59       3,134
   Cost of Shares Redeemed ........     (1,627)     (2,089)     (5,901)    (13,328)     (1,889)     (4,429)     (2,211)    (14,652)
                                       -------     -------     -------    --------     -------     -------     -------    --------
   Change in Net Assets from
      Capital Transactions ........       (847)       (210)     (4,245)     (9,794)     (1,399)     (3,327)        356      (5,753)
                                       -------     -------     -------    --------     -------     -------     -------    --------
   Change in Net Assets ...........       (489)        708     (1,470)      (8,985)       (902)     (1,346)      2,387      (5,690)
                                       -------     -------     -------    --------     -------     -------     -------    --------
Net Assets:
   Beginning of Period ............     12,152      11,444      38,028      47,013      15,036      16,382      20,270      25,960
                                       -------     -------     -------    --------     -------     -------     -------    --------
   End of Period ..................    $11,663     $12,152     $36,558    $ 38,028     $14,134     $15,036     $22,657    $ 20,270
                                       =======     =======     =======    ========     =======     =======     =======    ========
   Accumulated Net Investment
      Income, End of Period .......    $     5     $     4     $    12    $     --     $     2     $     8     $    12    $     14
                                       =======     =======     =======    ========     =======     =======     =======    ========
Share Transactions:
   Issued .........................         56         151          89         201          32          82         125         321
   Reinvested .....................          5           9          17          46           3           5           3         179
   Redeemed .......................       (127)       (177)       (378)       (930)       (135)       (354)       (110)       (805)
                                       -------     -------     -------    --------     -------     -------     -------    --------
   Change in Share Transactions ...        (66)        (17)       (272)       (683)       (100)       (267)         18        (305)
                                       =======     =======     =======    ========     =======     =======     =======    ========

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

                     This page is intentionally left blank.

FINANCIAL HIGHLIGHTS

STI CLASSIC VARIABLE TRUST Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated

                                                               Net
                                                            Realized
                                                               and                                                           Net
                                                           Unrealized                                                       Asset
                                    Net Asset     Net         Gains                  Dividends                    Total     Value,
                                      Value,   Investment   (Losses)                 from Net   Distributions   Dividends     End
                                    Beginning    Income        on       Total From  Investment  from Realized  and Distri-    of
                                    of Period    (Loss)    Investments  Operations    Income    Capital Gains    butions    Period
                                    ---------  ----------  -----------  ----------  ----------  -------------  -----------  ------
CAPITAL APPRECIATION FUND
   Period Ended June 30, 2006*        $16.25   $ 0.02      $ 0.06         $ 0.08    $(0.02)       $   --        $(0.02)     $16.31
   Year ended December 31, 2005        16.42     0.02       (0.17)         (0.15)    (0.02)           --         (0.02)      16.25
   Year ended December 31, 2004        15.41     0.03        1.01           1.04     (0.03)           --         (0.03)      16.42
   Year ended December 31, 2003        13.01    (0.03)(a)    2.43(a)        2.40        --            --            --       15.41
   Year ended December 31, 2002        17.48    (0.07)      (3.74)         (3.81)       --         (0.66)        (0.66)      13.01
   Year ended December 31, 2001        20.02    (0.05)      (1.27)         (1.32)       --         (1.22)        (1.22)      17.48

INTERNATIONAL EQUITY FUND
   Period Ended June 30, 2006*         12.19     0.13        1.09           1.22        --            --            --       13.41
   Year ended December 31, 2005        11.06     0.15(a)     1.27(a)        1.42     (0.29)           --         (0.29)      12.19
   Year ended December 31, 2004         9.43     0.11        1.69           1.80     (0.17)           --         (0.17)      11.06
   Year ended December 31, 2003         6.92     0.07(a)     2.50(a)        2.57     (0.06)           --         (0.06)       9.43
   Year ended December 31, 2002         8.55     0.02       (1.61)         (1.59)       --         (0.04)        (0.04)       6.92
   Year ended December 31, 2001        10.36       --       (1.80)         (1.80)       --         (0.01)        (0.01)       8.55

INVESTMENT GRADE BOND FUND
   Period Ended June 30, 2006*         10.16     0.21       (0.25)         (0.04)    (0.21)           --         (0.21)       9.91
   Year ended December 31, 2005        10.34     0.39       (0.17)          0.22     (0.40)           --         (0.40)      10.16
   Year ended December 31, 2004(b)     10.27     0.36        0.06           0.42     (0.35)           --         (0.35)      10.34
   Year ended December 31, 2003        10.29     0.34(a)     0.02(a)        0.36     (0.38)           --         (0.38)      10.27
   Year ended December 31, 2002        10.05     0.44        0.28           0.72     (0.48)           --         (0.48)      10.29
   Year ended December 31, 2001         9.69     0.52        0.36           0.88     (0.52)           --         (0.52)      10.05

LARGE CAP RELATIVE VALUE FUND
   Period Ended June 30, 2006*         12.37     0.07        0.34           0.41     (0.07)           --         (0.07)      12.71
   Year ended December 31, 2005        11.45     0.11        0.92           1.03     (0.11)           --         (0.11)      12.37
   Year ended December 31, 2004        10.10     0.09(a)     1.35(a)        1.44     (0.09)           --         (0.09)      11.45
   Year ended December 31, 2003         8.05     0.08(a)     2.04(a)        2.12     (0.07)           --         (0.07)      10.10
   Year ended December 31, 2002        10.21     0.06       (2.16)         (2.10)    (0.06)           --         (0.06)       8.05
   Year ended December 31, 2001        10.86     0.04       (0.65)         (0.61)    (0.04)           --         (0.04)      10.21

LARGE CAP VALUE EQUITY FUND
   Period Ended June 30, 2006*         14.62     0.12        1.07           1.19     (0.11)           --         (0.11)      15.70
   Year ended December 31, 2005        14.32     0.23        0.30           0.53     (0.23)           --         (0.23)      14.62
   Year ended December 31, 2004        12.60     0.19        1.72           1.91     (0.19)           --         (0.19)      14.32
   Year ended December 31, 2003        10.39     0.17(a)     2.21(a)        2.38     (0.17)           --         (0.17)      12.60
   Year ended December 31, 2002        12.70     0.16        (2.31)        (2.15)    (0.16)***        --         (0.16)***   10.39
   Year ended December 31, 2001        13.06     0.16        (0.32)        (0.16)    (0.20)           --         (0.20)      12.70

MID-CAP EQUITY FUND
   Period Ended June 30, 2006*         13.51     0.02        0.45           0.47     (0.03)           --         (0.03)      13.95
   Year ended December 31, 2005        11.87     0.07        1.63           1.70     (0.06)           --         (0.06)      13.51
   Year ended December 31, 2004        10.23     0.08        1.63           1.71     (0.07)           --         (0.07)      11.87
   Year ended December 31, 2003         7.93     0.05(a)     2.30(a)        2.35     (0.05)           --         (0.05)      10.23
   Year ended December 31, 2002        11.09    (0.04)      (3.11)         (3.15)       --         (0.01)        (0.01)       7.93
   Year ended December 31, 2001        13.30       --       (0.19)         (0.19)       --         (2.02)        (2.02)      11.09

SMALL CAP VALUE EQUITY FUND
   Period Ended June 30, 2006*         18.24     0.05        1.82           1.87     (0.05)           --         (0.05)      20.06
   Year ended December 31, 2005        18.33     0.08        2.00           2.08     (0.08)        (2.09)        (2.17)      18.24
   Year ended December 31, 2004        14.80     0.05(a)     3.52(a)        3.57     (0.04)           --         (0.04)      18.33
   Year ended December 31, 2003        10.75     0.07(a)     4.05(a)        4.12     (0.07)           --         (0.07)      14.80
   Year ended December 31, 2002        10.94     0.06       (0.19)         (0.13)    (0.06)           --         (0.06)      10.75
   Year ended December 31, 2001         9.12     0.12        1.82           1.94     (0.12)           --         (0.12)      10.94

+    Not annualized for periods less than one year.

++   Annualized for periods less than one year.

*    Unaudited

** Total return would have been (18.70)% without the payment by affiliate. During the fiscal year ended December 31, 2002, the International Equity Fund was reimbursed by the Investment Adviser for losses incurred of $5,807 due to the sale of shares in several registered investment companies which were inadvertently purchased in excess of the amount permitted under applicable Securities and Exchange Commission rules.

***  Includes Return of Capital of $0.0049 per share.

(a)  Per share data was calculated using the average shares method.

(b) Effective January 1, 2004, the Investment Grade Bond Fund adopted change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology on December 31, 2004 was to increase net investment income to average net assets from 3.40% to 3.52%; to increase net investment income per share from $0.35 to $0.36; and, to decrease net realized and unrealized gains (losses) per share from $0.07 to $0.06. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                       See Notes to Financial Statements.

           Net Assets,        Ratio of         Ratio of Net Invest-  Ratio of Expenses to Average Net  Portfolio
  Total      End of        Net Expenses to    ment Income (Loss) to  Assets (Excluding Waivers, Reim-   Turnover
 Return+  Period (000)  Average Net Assets++   Average Net Assets++  bursements and Expense Offset)++    Rate+
--------  ------------  --------------------  ---------------------  --------------------------------  ---------

  0.47%      $42,074            1.12%                 0.19%                        1.18%                   44%
 (0.90)       46,307            1.13                  0.14                         1.22                    80
  6.75        54,862            1.15                  0.19                         1.43                    79
 18.45        59,367            1.15                 (0.21)                        1.50                    91
(21.89)       56,718            1.15                 (0.41)                        1.46                    67
(5.34)        86,499            1.15                 (0.30)                        1.44                    88


 10.01         5,236            1.30                  2.12                         4.74                    29
 12.96         5,320            1.47                  1.30                         4.97                    57
 19.35         6,243            1.60                  0.74                         3.89                    65
 37.31         6,920            1.60                  0.99                         3.91                    75
(18.58)**      6,230            1.60                  0.27                         2.59                   115
(17.40)        9,544            1.60                  0.25                         2.32                    92


(0.42)        11,984            0.65                  4.17                         0.82                    98
  2.18        13,430            0.70                  3.70                         0.88                   223
  4.16        17,047            0.75                  3.52                         1.19                   197
  3.51        20,316            0.75                  3.66                         1.25                   147
  7.40        23,126            0.75                  4.33                         1.28                   144
  9.20        19,559            0.75                  5.15                         1.32                   139


  3.33        11,663            1.00                  1.14                         1.13                    23
  9.03        12,152            1.06                  0.97                         1.11                    47
 14.30        11,444            1.18                  0.87                         1.53                    44
 26.49         9,198            1.20                  0.92                         2.20                    22
(20.59)        4,354            1.20                  6.80                         2.56                    51
(5.57)         4,278            1.20                  0.47                         3.22                    27


  8.13        36,558            0.95                  1.43                         1.03                    48
  3.75        38,028            0.93                  1.58                         0.95                   100
 15.29        47,013            0.95                  1.43                         1.11                    85
 23.12        45,484            0.95                  1.52                         1.19                    54
(16.98)       43,899            0.95                  1.37                         1.13                    50
(1.14)        63,102            0.95                  1.20                         1.12                    73


  3.51        14,134            1.15                  0.39                         1.33                    83
 14.32        15,036            1.15                  0.50                         1.36                   115
 16.82        16,382            1.15                  0.71                         1.65                    79
 29.72        16,182            1.15                  0.60                         1.84                   182
(28.45)       13,962            1.15                 (0.32)                        1.72                    90
  2.72        21,938            1.15                  0.04                         1.66                    93


 10.27        22,657            1.20                  0.50                         1.41                    40
 11.90        20,270            1.20                  0.47                         1.34                    57
 24.19        25,960            1.20                  0.33                         1.57                    52
 38.44        20,381            1.20                  0.56                         1.79                    27
 (1.20)       15,286            1.20                  0.55                         1.79                    17
 21.48        13,775            1.20                  1.05                         1.91                    55

                       See Notes to Financial Statements.

                     This page is intentionally left blank.

NOTES TO FINANCIAL STATEMENTS

STI CLASSIC VARIABLE TRUST June 30, 2006
(Unaudited)

1.   ORGANIZATION

     The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering seven funds as of June 30, 2006. The financial statements presented herein are those of the Capital Appreciation Fund, the International Equity Fund, the Investment Grade Bond Fund, the Large Cap Relative Value Fund, the Large Cap Value Equity Fund, the Mid-Cap Equity Fund, and the Small Cap Value Equity Fund (each a "Fund" and collectively the "Funds"). The Trust is authorized to issue an unlimited number of shares without par value. Shareholders have no preemptive rights. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Sales of shares of the Funds may only be made to separate accounts of various life insurance companies and certain qualified benefit plans. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

     Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator shall seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds' Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

STI CLASSIC VARIABLE TRUST June 30, 2006
(Unaudited)

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds' accounting agent and may preauthorize the Funds' accounting agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the adviser does not preauthorize the Funds' accounting agent to utilize a Fair Value Pricing Service, the adviser will request that a Committee meeting be called. In addition, the Funds' accounting agent monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index exceed levels established by the Funds ("Trigger Points"), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

     Security Transactions and Investment Income -- During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount. Cost used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period. Dividend income is recorded on the ex-dividend date.

     Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

     Forward Foreign Currency Contracts -- The International Equity Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. As of June 30, 2006, the International Equity Fund did not have open foreign currency contracts.

     Securities Lending -- Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the loan collateral or
     (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The value of the collateral is at least 100% of the market value of the securities loaned, or in the case of the Investment Grade Bond Fund, the initial value of the collateral is at least 102% of the market value of the securities loaned and 100% thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to

STI CLASSIC VARIABLE TRUST June 30, 2006
(Unaudited)

     the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

     A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the CSFB Enhanced Liquidity Portfolio (the "Portfolio"). This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. At June 30, 2006, the Portfolio was invested in repurchase agreements, asset backed securities and corporate bonds (with interest rates ranging from 5.01% to 5.56% and maturity dates ranging from 07/03/06 to 02/25/21).

     The Funds paid fees for security lending for the period ended June 30, 2006, which have been netted against the Securities Lending Income on the Statements of Operations. These fees are presented below:

                                  Fees ($)
                                  --------
Capital Appreciation Fund......       959
International Equity Fund......       360
Investment Grade Bond Fund.....     1,632
Large Cap Relative Value Fund..       147
Large Cap Value Equity Fund....       556
Mid-Cap Equity Fund............       262
Small Cap Value Equity Fund....       546

     Compensating Balances -- If a Fund has a cash overdraft in excess of $100,000 it is required to deposit an amount equal to 110% of the overdraft in a compensating balance with its custodian, SunTrust Bank, a whollyowned subsidiary of SunTrust Banks, Inc., on the following business day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw an amount equal to 90% of the balance from SunTrust Bank on the following business day. All such deposits to, and overdrafts from, the compensating balance account are non-interest bearing and are for a duration of one business day. This does not apply to the International Equity Fund.

     Expenses -- Expenses that are directly related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis.

     Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the exdividend date. Dividends from net investment income, if any, are declared and paid each calendar quarter for all Funds except for the International Equity Fund, which distributes income annually, and the Investment Grade Bond Fund, which distributes daily and pays monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

3.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Investment Advisory Agreement -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly-owned subsidiary of SunTrust Banks, Inc., have entered into advisory agreements.

     Under the terms of the agreements, the Funds are charged the following annual fees which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the advisory fee. The full fee is charged on average daily net assets of each Fund up to $500 million, a discount of 5% applies on the next $500 million, a discount of 10% applies on amounts over $1 billion. Fee rates for the period January 1, 2006 through June 30, 2006 were as follows:

STI CLASSIC VARIABLE TRUST June 30, 2006
(Unaudited)

                                    Maximum Annual      Net Annual
                                   Advisory Fee (%)   Fees Paid (%)
                                   ----------------   -------------
Capital Appreciation Fund ......         0.97              0.91
International Equity Fund ......         1.15                --
Investment Grade Bond Fund .....         0.50              0.33
Large Cap Relative Value Fund ..         0.85              0.72
Large Cap Value Equity Fund ....         0.80              0.72
Mid-Cap Equity Fund ............         1.00              0.82
Small Cap Value Equity Fund ....         1.15              0.94

     The Investment Adviser has contractually agreed, until August 1, 2007, to waive fees, and/or reimburse each Fund to the extent necessary to maintain each Fund's Total Operating Expense as noted below:

                                   Total Operating
                                     Expense (%)
                                   ---------------
Capital Appreciation Fund ......         1.12
International Equity Fund ......         1.30
Investment Grade Bond Fund .....         0.65
Large Cap Relative Value Fund ..         1.00
Large Cap Value Equity Fund ....         0.95
Mid-Cap Equity Fund ............         1.15
Small Cap Value Equity Fund ....         1.20

     Also, effective August 1, 2005, the Investment Adviser may retain the difference between the Total Operating Expense and the actual total expense ratio to recapture any of its prior waivers or reimbursements, until August 1, 2009. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the Total Operating Expense in place at that time. As of June 30, 2006, the fee repayments that may potentially be made to the Investment Adviser are as follows (in thousands):

                                   Amount ($)
                                   ----------
Capital Appreciation Fund ......        16
International Equity Fund ......       186
Investment Grade Bond Fund .....        17
Large Cap Relative Value Fund ..        13
Large Cap Value Equity Fund ....        19
Mid-Cap Equity Fund ............        23
Small Cap Value Equity Fund ....        43

     Administration, Fund Accounting and Transfer Agency Agreement -- The Trust and STI Classic Funds are parties to a Master Services Agreement with BISYS Fund Services Ohio, Inc. (the "Administrator"), under which the Administrator provides administrative, fund accounting transfer agent and shareholder services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Funds) of:
     0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion, plus an additional class fee of $2,593 per class annually, applicable to each additional class of shares over 145 classes of shares.

     The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the Trust and STI Classic Funds, including $300,000 toward the premium for Directors and Officers Liability/ Errors and Omissions insurance coverage, and $25,000 toward the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the Trust and the STI Classic Funds relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually, and will not be recouped by the Administrator in subsequent years.

STI CLASSIC VARIABLE TRUST June 30, 2006
(Unaudited)

     Distribution Agreement -- The Trust and BISYS Fund Services Limited Partnership (the "Distributor") are parties to a Distribution Services Agreement. The Distributor receives no fees for its distribution services under this agreement.

     Custodian Agreements -- SunTrust Bank acts as Custodian for the Funds except for the International Equity Fund, which has appointed Brown Brothers Harriman & Co. as Custodian. The Funds pay custody fees on the basis of net assets and transaction costs.

     Other -- Certain officers of the Trust are also officers of the Investment Adviser, the Administrator, and / or the Distributor. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer fee and an additional fee for each meeting attended. Trustees receive an additional fee for attendance at committee meetings. The current fees are as follows:

                           Chairman ($)   Trustee ($)
                           ------------   -----------
Annual Retainer ........      50,000        40,000
Regular Meeting Fee ....       7,500         6,000
Special Meeting Fee ....       3,750         3,000
Committee Meeting Fee ..       4,500         2,500

     Trustees are also reimbursed for certain expenses incurred. The Investment Adviser provides services to the Trust and the STI Classic Funds to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser received fees totaling $30,000 for these services for the period January 1, 2006 to March 31, 2006. The Investment Adviser has expanded the scope of its compliance services to the Trust and the STI Classic Funds and, effective April 1, 2006, receives fees totaling $475,000 annually. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the Trust, including providing certain related services, and receives an annual fee of $150,000 for providing these services. The fees above are allocated across the assets of the Trust and the STI Classic Funds. For the period ended June 30, 2006, the total amount paid by the Trust related to trustees and compliance services was $1,286.

     The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc., which is a direct non-bank subsidiary of SunTrust Banks, Inc., to act as an agent in placing repurchase agreements for the Trust. During the period ended June 30, 2006, the Funds did not engage in any repurchase agreements through SunTrust Robinson Humphrey and, as a result, no fees were incurred.

4.   RISKS

     The International Equity Fund invests in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

     The Investment Grade Bond Fund invests primarily in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Adviser believes are of comparable quality. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.

STI CLASSIC VARIABLE TRUST June 30, 2006
(Unaudited)

5.   INVESTMENT TRANSACTIONS

     The cost of purchases and the proceeds from sales and maturities of securities, excluding short-term investments and government securities, for the period ended June 30, 2006, were as follows (in thousands):

                                                      Sales and
                                   Purchases ($)   Maturities ($)
                                   -------------   --------------
Capital Appreciation Fund ......       19,503          23,954
International Equity Fund ......        1,456           2,086
Investment Grade Bond Fund .....        2,098           2,215
Large Cap Relative Value Fund ..        2,703           3,883
Large Cap Value Equity Fund ....       18,210          22,757
Mid-Cap Equity Fund ............       12,123          13,682
Small Cap Value Equity Fund ....        8,759           8,820

     The cost of purchases and proceeds from sales and maturities of long-term government securities for the Investment Grade Bond Fund during the period ended June 30, 2006, in thousands, were $9,873 and $11,441, respectively.

6.   FEDERAL TAX POLICIES AND INFORMATION

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country's tax rules and rates.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. foreign currency transactions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     At June 30, 2006, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes generally due to losses on wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at June 30, 2006 are presented on each Fund's Schedule of Portfolio Investments.

     The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2006.

     The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2005 was as follows (in thousands):

                                        Distributions Paid From
                                   ---------------------------------       Total
                                   Net Investment     Net Long Term    Distributions
                                      Income($)     Capital Gains($)      Paid($)*
                                   --------------   ----------------   -------------
Capital Appreciation Fund ......          68                 --               68
International Equity Fund ......         133                 --              133
Investment Grade Bond Fund .....         592                 --              592
Large Cap Relative Value Fund ..         110                 --              110
Large Cap Value Equity Fund ....         662                 --              662
Mid-Cap Equity Fund ............          68                 --               68
Small Cap Value Equity Fund ....         591              2,543            3,134

* Total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when paid.

STI CLASSIC VARIABLE TRUST June 30, 2006
(Unaudited)

     The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2004 was as follows (in thousands):

                                        Distributions Paid From
                                   ---------------------------------       Total
                                   Net Investment     Net Long Term    Distributions
                                      Income($)     Capital Gains($)      Paid($)*
                                   --------------   ----------------   -------------
Capital Appreciation Fund ......         102                --              102
International Equity Fund ......         105                --              105
Investment Grade Bond Fund .....         640                --              640
Large Cap Relative Value Fund ..          90                --               90
Large Cap Value Equity Fund ....         646                --              646
Mid-Cap Equity Fund ............         107                --              107
Small Cap Value Equity Fund ....          60                --               60

* Total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when paid.

     Amounts designated as "-" are either $0 or have been rounded to $0.

     As of December 31, 2005 the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

                                                 Undistributed                               Unrealized       Total      Accumulated
                                  Undistributed    Long Term                  Accumulated     Capital     Appreciation     Earnings
                                     Ordinary       Capital     Accumulated  Distributions   and Other   (Depreciation)   (Deficit)
                                    Income($)       Gains($)    Earnings($)    Payable($)   Losses($)**      ($)***          ($)
                                  -------------  -------------  -----------  -------------  -----------  --------------  -----------
Capital Appreciation Fund ......       531           1,897         2,428           --             --         4,282          6,710
International Equity Fund ......         3              --             3           --         (1,981)        1,370           (608)
Investment Grade Bond Fund .....        --              --            --           --           (291)           (6)          (297)
Large Cap Relative Value Fund ..         3             878           881           --             --         1,701          2,582
Large Cap Value Equity Fund ....        --              --            --           --         (7,234)        3,237         (3,997)
Mid-Cap Equity Fund ............        15           1,013         1,028           --             --         1,921          2,949
Small Cap Value Equity Fund ....       686           4,378         5,064           --             --         5,488         10,552

** As of the latest tax year end of December 31, 2005, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations (in thousands). To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders:

                                                Expires
                                 -------------------------------------
                                 2008($)   2009($)   2010($)   2011($)
                                 -------   -------   -------   -------
International Equity Fund ....       --       14      1,470       497
Investment Grade Bond Fund ...       --       29        189        --
Large Cap Value Equity Fund ..    1,755       --      3,047     2,432

     During the year ended December 31, 2005, the Capital Appreciation Fund, International Equity Fund, Investment Grade Bond Fund, Large Cap Relative Value Fund, Large Cap Value Equity Fund and Mid-Cap Equity Fund utilized $66, $830, $66, $250, $4,554 and $2,515 in capital loss carryforwards, respectively, in thousands. Net Capital Losses incurred after October 31, and within the taxable year, are deemed to arise of the first business day of the Funds' next taxable year. The Investment Grade Bond Fund has incurred and will elect to defer $73,000 in capital losses.

*** The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the return of capital adjustments from real estate investment trusts.

     Amounts designated as "-" are either $0 or have been rounded to $0.

TRUSTEES AND OFFICERS OF THE STI CLASSIC VARIABLE TRUST

STI CLASSIC VARIABLE TRUST June 30, 2006
(Unaudited)

Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees." Messrs. Courts and Ridley are trustees who may be deemed to be "interested persons" of the Trust.

                                                                                            NUMBER OF
                                             TERM OF                 PRINCIPAL          PORTFOLIOS IN THE
                        POSITION(S)         OFFICE AND             OCCUPATION(S)         STI FUND COMPLEX            OTHER
    NAME, ADDRESS,       HELD WITH          LENGTH OF                DURING THE            OVERSEEN BY           DIRECTORSHIPS
    DATE OF BIRTH        THE GROUP         TIME SERVED              PAST 5 YEARS             TRUSTEE            HELD BY TRUSTEE
---------------------   -----------   ---------------------   -----------------------   -----------------   -----------------------
INTERESTED TRUSTEES*:
Richard W. Courts, II   Trustee       Indefinite; since       Chairman, Atlantic                61          Cousins Properties,
3435 Stelzer Road                     November 2001           Investment Company                            Inc.; Genuine Parts
Columbus, OH 43219                                                                                          Company; Piedmont
DOB 01/18/36                                                                                                Medical Center;
                                                                                                            SunTrust Bank

Clarence H. Ridley      Trustee       Indefinite; since       Chairman, Haverty                 61          Crawford & Co.
3435 Stelzer Road                     November 2001           Furniture Companies;
Columbus, OH 43219                                            Partner, King and
DOB 06/03/42                                                  Spaulding LLP (law
                                                              firm) (1977 to 2000)

INDEPENDENT TRUSTEES:
Thomas Gallagher        Trustee       Indefinite; since May   President, CEO, Genuine           61          Genuine Parts
3435 Stelzer Road                     2000                    Parts Company                                 Company; Oxford
Columbus, OH 43219                                                                                          Industries, Inc.
DOB 11/25/47

F. Wendell Gooch        Trustee       Indefinite; since May   Retired                           61          SEI Family of Funds
3435 Stelzer Road                     1992
Columbus, OH 43219
DOB 12/03/32

Sidney E. Harris        Trustee       Indefinite; since       Professor (since                  61          ServiceMaster
3435 Stelzer Road                     November 2004           2004) and Dean                                Company; Total System
Columbus, OH 43219                                            (1997-2004), J. Mack                          Services, Inc.;
DOB 07/21/49                                                  Robinson College of                           Transamerica
                                                              Business, Georgia                             Investors, Inc.
                                                              State University

Warren Y. Jobe          Trustee       Indefinite; since       Retired. EVP, Georgia             61          WellPoint, Inc.;
3435 Stelzer Road                     November 2004           Power Company and SVP,                        UniSource Energy Corp.;
Columbus, OH 43219                                            Southern Company                              HomeBanc Corp.
DOB 11/12/40                                                  (1998-2001)

Connie D. McDaniel      Trustee       Indefinite; since May   Vice President and                61          None
3435 Stelzer Road                     2005                    Controller, The
Columbus, OH 43219                                            Coca-Cola Company
DOB 04/10/58

James O. Robbins        Trustee       Indefinite; since May   Retired. President,               61          Cox Communications;
3435 Stelzer Road                     2000                    CEO, Cox                                      Humana, Inc.
Columbus, OH 43219                                            Communications, Inc.
DOB 07/04/42                                                  (1985-2005)

Charles D. Winslow      Trustee       Indefinite; since       Retired. Formerly                 61          None
3435 Stelzer Road                     November 2004           Partner, Accenture
Columbus, OH 43219                                            (consulting)
DOB 07/13/35

* Mr. Courts may be deemed an Interested Trustee because of his directorships with affiliates of the Investment Adviser. Mr. Ridley may be deemed an Interested Trustee because of a material business relationship with the parent of the Investment Adviser.

STI CLASSIC VARIABLE TRUST June 30, 2006
(Unaudited)

                        POSITION(S)        TERM OF
                           HELD           OFFICE AND
   NAME, ADDRESS,        WITH THE       LENGTH OF TIME                   PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           GROUP            SERVED                       DURING THE PAST 5 YEARS
-------------------   --------------   ---------------   -------------------------------------------------------
OFFICERS:
R. Jeffrey Young      President        One-year;         Senior Vice President, Relationship Management, BISYS
3435 Stelzer Road                      since July        Fund Services (since 2002); Vice President, Client
Columbus, OH 43219                     2004              Services, BISYS Fund Services; (1997-2002)
DOB 08/22/64

Deborah A. Lamb       Executive Vice   One-year; since   Chief Complaince Officer and Managing Director, Trusco
50 Hurt Plaza         President,       September 2004;   Capital Management, Inc. (since 2003); President,
Atlanta,              Assistant        since November    Investment Industry Consultants, LLC (2000-2003)
GA 30303              Secretary;       2003; since
DOB 10/02/52          Chief            August 2004
                      Compliance       (respectively)
                      Officer

Joel B. Engle         Treasurer,       One-year;         Director, Fund Administration, BISYS Fund Services
3435 Stelzer Road     Chief            since May         (since 2006); Small business owner/operator (retail)
Columbus, OH 43219    Financial        2006              (2003-2006); Vice President, Fund Administration, BISYS
DOB 10/31/65          Officer                            Fund Services (1998-2003)

Cynthia J. Surprise   Secretary and    One-year; since   Senior Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road     Chief Legal      February 2005     (since 2004); Director and Counsel, Investors Bank &
Columbus, OH 43219    Officer                            Trust Company (1999-2004)
DOB 07/08/46

Alaina V. Metz        Assistant        One-year;         Vice President, Blue Sky Compliance, BISYS Fund
3435 Stelzer Road     Secretary        Since July        Services (since 2002); Chief Administrative Officer,
Columbus, OH 43219                     2004              Blue Sky Compliance, BISYS Fund Services (1995-2002)
DOB 04/07/67

Jennifer English      Assistant        One-year; Since   Assistant Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road     Secretary        November 2005     (since 2005); Assistant Counsel, PFPC, Inc.
Columbus, OH 43219                                       (2002-2005); Associate Legal Product Manager, Fidelity
DOB 03/05/72                                             Investments (2001)

The Trust's Statement of Additional Information includes additional information about the Trust's trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-STI-FUND.

ADDITIONAL INFORMATION

STI CLASSIC VARIABLE TRUST June 30, 2006
(Unaudited)

ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The continuance of the Trust's investment advisory agreements with Trusco Capital Management, Inc. (the "Adviser") must be specifically approved at least annually by (i) the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) the vote of a majority of the Trustees who are not parties to the agreements or "interested persons" of any party thereto (the "Independent Trustees"), as defined in the Investment Company Act of 1940, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Trust's agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers may submit to the Board, to help them decide whether to renew the agreements for another year.

In considering the renewal of the agreements this year, the Board requested and received material from the Adviser in preparation for a special meeting of the Board held on April 24, 2006, and requested and reviewed additional material from the Adviser in preparation for its quarterly meeting held on May 9, 2006, at which it specifically considered the renewal of the agreements. Such material included, among other things, information about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges the Funds compared with the fees it charges to comparable mutual funds or accounts; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies and procedures for personal securities transactions; (j) the Adviser's reputation, expertise and resources in domestic financial markets; and (k) the Funds' performance compared with similar mutual funds. The Board also received a memorandum from Fund counsel regarding the responsibilities of Trustees in connection with their consideration of advisory agreements.

At both meetings, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fees and other aspects of the agreements. The Board also considered information presented by the Adviser and other service providers at meetings throughout the year. The Trustees discussed the written materials, oral presentations, and any other information that the Board received, and considered the approval of the agreements in light of this information.

Based on the Board's deliberations and evaluation of the information it received, the Board, including the Independent Trustees, approved the agreements and the selection of the Adviser and determined that the compensation under the agreements is fair and reasonable in light of the services to be performed. The Board considered the following specific factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT, AND QUALITY OF SERVICES

The Board received and considered information regarding the nature, extent, and quality of services to be provided to the Funds by the Adviser. In this regard, the Trustees evaluated, among other things, the Adviser's personnel, experience, track record, and compliance program. The Board considered the background and experience of the Adviser's senior management and the expertise of, and amount of attention expected to be given to the Funds by, its portfolio management teams. The Board reviewed the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser's organizational structure, senior management, investment operations, and other relevant information. The Board concluded that, within the context of its full deliberations, the nature, extent, and quality of the services to be provided to the Funds by the Adviser supported the approval of the agreements.

STI CLASSIC VARIABLE TRUST June 30, 2006
(Unaudited)

PERFORMANCE

The Board considered the investment performance of each Fund, including any periods of outperformance and underperformance, both on an absolute basis and a comparative basis to indices and other funds within the same investment categories. Specifically, the Board considered each Fund's performance relative to its peer group and appropriate benchmarks in light of total return, yield, and market trends. As part of this review, the Board considered the composition of the peer group and selection criteria, as well as market risk and shareholder risk expectations. The Board considered the Adviser's explanations regarding specific performance issues. The Board concluded that, within the context of its full deliberations, the performance of the Funds and the Adviser supported the approval of the agreements.

FUND EXPENSES

With respect to advisory fees, the Board considered the rate of compensation under the agreements and each Fund's net operating expense ratio in comparison to those of comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's peer group. Finally, the Trustees considered the effect of the Adviser's waiver and reimbursement of fees and expenses, where applicable, to prevent total expenses from exceeding a specified amount and that due to these waivers and reimbursements net operating expenses have been maintained at competitive levels. The Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval of the agreements.

PROFITABILITY

The Board reviewed information about the profitability of the Funds to the Adviser and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Funds and in comparison to other advisory firms. The Board concluded that, within the context of its full deliberations, the profitability of the Adviser is within the range the Board considered reasonable.

ECONOMIES OF SCALE

The Board considered the existence of economies of scale and whether they were passed along to the Funds' shareholders through a graduated advisory fee schedule or other means, including any fee and expense waivers and reimbursements by the Adviser. The Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

STI CLASSIC VARIABLE TRUST June 30, 2006
(Unaudited)

EXPENSE EXAMPLES

As a Fund shareholder, you incur two types of costs: (1) transaction costs, and
(2) ongoing costs, including management fees and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that separate account and contract expenses, fees and charges are not reflected.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                     Beginning         Ending          Expense Paid         Expense Ratio
                                   Account Value   Account Value      During Period*       During Period**
                                      01/01/06        06/30/06     01/01/06 - 06/30/06   01/01/06 - 06/30/06
                                   -------------   -------------   -------------------   -------------------
Capital Appreciation Fund.......     $1,000.00       $1,004.70            $5.57                 1.12%
International Equity Fund.......      1,000.00        1,100.10             6.77                 1.30
Investment Grade Bond Fund......      1,000.00          995.80             3.22                 0.65
Large Cap Relative Value Fund...      1,000.00        1,033.30             5.04                 1.00
Large Cap Value Equity Fund.....      1,000.00        1,081.30             4.90                 0.95
Mid-Cap Equity Fund.............      1,000.00        1,035.10             5.80                 1.15
Small Cap Value Equity Fund.....      1,000.00        1,102.70             6.26                 1.20

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

STI CLASSIC VARIABLE TRUST June 30, 2006
(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                     Beginning         Ending          Expense Paid         Expense Ratio
                                   Account Value   Account Value      During Period*       During Period**
                                      01/01/06        06/30/06     01/01/06 - 06/30/06   01/01/06 - 06/30/06
                                   -------------   -------------   -------------------   -------------------
Capital Appreciation Fund.......     $1,000.00       $1,019.24            $5.61                 1.12%
International Equity Fund.......      1,000.00        1,018.35             6.51                 1.30
Investment Grade Bond Fund......      1,000.00        1,021.57             3.26                 0.65
Large Cap Relative Value Fund...      1,000.00        1,019.84             5.01                 1.00
Large Cap Value Equity Fund.....      1,000.00        1,020.08             4.76                 0.95
Mid-Cap Equity Fund.............      1,000.00        1,019.09             5.76                 1.15
Small Cap Value Equity Fund.....      1,000.00        1,018.84             6.01                 1.20

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

PROXY VOTING

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-STI-FUND. The information also is included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.sticlassicfunds.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.sticlassicfunds.com and on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330.

                     This page is intentionally left blank.

                               INVESTMENT ADVISER:
                         Trusco Capital Management, Inc.

  This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund's investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about STI Classic Variable Trust can be found in the Fund's prospectus. For additional information please call 1-888-STI-FUND, or visit www.sticlassicfunds.com. Please read the prospectus carefully before investing.

                                  DISTRIBUTOR:
                     BISYS Fund Services Limited Partnership

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                        (STI CLASSIC VARIABLE TRUST LOGO)


                                                                 STI-SAR-VT-0606
                                                                            8/06

ITEM 2. CODE OF ETHICS.

Not applicable -- only for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable -- only for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable -- only for annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)
NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      STI Classic Variable Trust
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Joel B. Engle
                         -------------------------------------------------------
                          Joel B. Engle, Treasurer,
                          STI Classic Variable Trust Funds

Date August 30, 2006 _____________________________________________

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joel B. Engle
                         -------------------------------------------------------
                          Joel B. Engle, Treasurer,
                          STI Classic Variable Trust Funds

Date August 30, 2006 _____________________________________________

By (Signature and Title)* /s/ R. Jeffrey Young
                         -------------------------------------------------------
                          R. Jeffrey Young, President,
                          STI Classic Variable Trust Funds

Date August 30, 2006 _____________________________________________


* Print the name and title of each signing officer under his or her signature.